Vanguard® Wellington™ Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (65.8%)
Communication Services (6.3%)
	Alphabet Inc. Class A	17,166,960	3,655,017
	Meta Platforms Inc. Class A	3,117,878	2,303,177
	T-Mobile US Inc.	3,000,725	756,153
*	Netflix Inc.	516,537	624,106
			7,338,453
Consumer Discretionary (7.4%)
*	Amazon.com Inc.	16,368,065	3,748,287
*	O'Reilly Automotive Inc.	8,217,690	852,010
	Marriott International Inc. Class A	3,155,241	845,163
	TJX Cos. Inc.	5,703,903	779,210
*	Tesla Inc.	2,150,450	717,971
	Tractor Supply Co.	10,777,561	665,622
	McDonald's Corp.	1,597,564	500,900
	Home Depot Inc.	1,052,495	428,124
*	MercadoLibre Inc.	64,655	159,886
			8,697,173
Consumer Staples (4.0%)
	British American Tobacco plc	16,776,163	952,679
	Kroger Co.	13,312,846	903,143
	Philip Morris International Inc.	5,114,758	854,830
	Coca-Cola Co.	11,567,146	798,017
	Unilever plc	12,095,669	763,057
*	US Foods Holding Corp.	3,027,166	234,908
*	Performance Food Group Co.	2,089,341	211,859
			4,718,493
Energy (2.5%)
	Exxon Mobil Corp.	7,297,791	834,065
	Williams Cos. Inc.	14,025,831	811,815
	Targa Resources Corp.	4,298,393	721,098
	Marathon Petroleum Corp.	2,523,867	453,564
	EQT Corp.	2,159,725	111,960
			2,932,502
Financials (10.1%)
	Wells Fargo & Co.	29,347,822	2,411,804
	Nasdaq Inc.	16,470,569	1,560,422
	Mastercard Inc. Class A	2,052,826	1,222,027
	S&P Global Inc.	1,890,831	1,037,007
	JPMorgan Chase & Co.	3,142,724	947,280
	American Express Co.	2,774,614	919,174
	Charles Schwab Corp.	9,399,284	900,827
	UBS Group AG (Registered)	15,943,459	645,860
	KKR & Co. Inc.	4,185,382	583,819
	Arthur J Gallagher & Co.	1,880,352	569,277
	Bank of America Corp.	9,191,951	466,400
	Morgan Stanley	3,024,782	455,169
	Intercontinental Exchange Inc.	656,207	115,886
			11,834,952
Health Care (5.5%)
	Eli Lilly & Co.	1,692,127	1,239,618
	Haleon plc	180,861,456	890,063
	AstraZeneca plc ADR	9,426,709	753,194
	Gilead Sciences Inc.	5,770,490	651,892
	Merck & Co. Inc.	6,797,407	571,798
	HCA Healthcare Inc.	1,401,534	566,164
	UnitedHealth Group Inc.	1,627,749	504,391
	Thermo Fisher Scientific Inc.	963,786	474,877
	Abbott Laboratories	2,912,318	386,348
*	Vertex Pharmaceuticals Inc.	499,164	195,183
*	Argenx SE ADR	269,558	191,979
			6,425,507

				Shares	Market Value ($000)
Industrials (3.5%)
*	Boeing Co.			3,611,262	847,491
	Republic Services Inc.			3,027,772	708,408
*	Uber Technologies Inc.			7,078,286	663,589
	Deere & Co.			1,297,154	620,870
	Parker-Hannifin Corp.			687,718	522,219
	Johnson Controls International plc			3,987,050	426,176
	PACCAR Inc.			3,453,187	345,249
					4,134,002
Information Technology (21.7%)
	NVIDIA Corp.			37,472,635	6,526,984
	Microsoft Corp.			12,106,980	6,134,486
	Apple Inc.			21,213,237	4,924,441
	Broadcom Inc.			6,557,021	1,949,992
	Texas Instruments Inc.			4,728,606	957,448
	Intuit Inc.			1,300,690	867,560
	Corning Inc.			12,451,449	834,621
	Oracle Corp.			3,046,700	688,950
	Amphenol Corp. Class A			5,697,433	620,222
	Micron Technology Inc.			4,547,002	541,139
	Jabil Inc.			2,314,972	474,176
*	ServiceNow Inc.			511,617	469,388
*	Snowflake Inc. Class A			1,435,502	342,597
	Roper Technologies Inc.			143,950	75,762
*,1	Figma Inc. Class A			200,500	14,091
	Salesforce Inc.			54,778	14,037
					25,435,894
Materials (1.6%)
	Linde plc			1,450,271	693,650
	Freeport-McMoRan Inc.			14,615,384	648,923
	Anglo American plc			14,845,991	457,182
					1,799,755
Real Estate (1.4%)
	Welltower Inc.			5,433,985	914,431
	Crown Castle Inc.			3,898,369	386,484
	Simon Property Group Inc.			1,600,958	289,229
					1,590,144
Utilities (1.8%)
	Sempra			11,891,334	981,749
	Duke Energy Corp.			5,811,143	711,807
	NextEra Energy Inc.			6,313,784	454,908
					2,148,464
Total Common Stocks (Cost $44,857,830)					77,055,339
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (7.5%)
U.S. Government Securities (7.1%)
	United States Treasury Note/Bond	4.625%	10/15/2026	75,000	75,644
	United States Treasury Note/Bond	4.625%	11/15/2026	83,160	83,933
	United States Treasury Note/Bond	4.125%	1/31/2027	48,116	48,355
	United States Treasury Note/Bond	4.125%	2/15/2027	180,870	181,817
	United States Treasury Note/Bond	4.125%	2/28/2027	318,005	319,819
	United States Treasury Note/Bond	2.500%	3/31/2027	122,367	120,120
	United States Treasury Note/Bond	3.875%	3/31/2027	303,423	304,229
	United States Treasury Note/Bond	2.750%	4/30/2027	175,241	172,612
	United States Treasury Note/Bond	3.750%	4/30/2027	316,290	316,636
	United States Treasury Note/Bond	4.500%	5/15/2027	150,680	152,681
	United States Treasury Note/Bond	3.875%	5/31/2027	299,000	300,016
	United States Treasury Note/Bond	3.750%	6/30/2027	221,694	222,075
	United States Treasury Note/Bond	4.375%	7/15/2027	121,767	123,337
	United States Treasury Note/Bond	2.750%	7/31/2027	114,106	112,216
	United States Treasury Note/Bond	3.750%	8/15/2027	128,580	128,836
	United States Treasury Note/Bond	4.125%	9/30/2027	35,000	35,350
	United States Treasury Note/Bond	4.125%	10/31/2027	62,400	63,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.250%	11/15/2027	24,532	23,827
	United States Treasury Note/Bond	3.875%	11/30/2027	67,100	67,470
	United States Treasury Note/Bond	4.000%	12/15/2027	138,136	139,345
	United States Treasury Note/Bond	4.250%	1/15/2028	56,098	56,909
	United States Treasury Note/Bond	4.000%	2/29/2028	55,525	56,052
	United States Treasury Note/Bond	3.875%	3/15/2028	73,310	73,834
	United States Treasury Note/Bond	3.625%	3/31/2028	19,195	19,213
	United States Treasury Note/Bond	3.750%	4/15/2028	118,721	119,175
	United States Treasury Note/Bond	3.750%	5/15/2028	77,399	77,719
	United States Treasury Note/Bond	3.625%	5/31/2028	12,367	12,376
	United States Treasury Note/Bond	3.875%	6/15/2028	67,069	67,593
	United States Treasury Note/Bond	4.375%	8/31/2028	20,121	20,566
	United States Treasury Note/Bond	4.625%	9/30/2028	58,375	60,113
	United States Treasury Note/Bond	4.375%	11/30/2028	101,214	103,586
	United States Treasury Note/Bond	3.750%	12/31/2028	95,693	96,120
	United States Treasury Note/Bond	4.250%	2/28/2029	230,395	235,219
	United States Treasury Note/Bond	4.125%	3/31/2029	207,356	210,871
	United States Treasury Note/Bond	4.625%	4/30/2029	178,095	184,175
	United States Treasury Note/Bond	4.500%	5/31/2029	117,992	121,559
	United States Treasury Note/Bond	4.250%	6/30/2029	133,150	136,063
	United States Treasury Note/Bond	4.000%	7/31/2029	166,942	169,146
	United States Treasury Note/Bond	3.625%	8/31/2029	25,059	25,051
	United States Treasury Note/Bond	3.500%	9/30/2029	190,047	189,037
	United States Treasury Note/Bond	3.875%	9/30/2029	4,297	4,335
	United States Treasury Note/Bond	4.000%	10/31/2029	15,799	16,012
	United States Treasury Note/Bond	4.125%	10/31/2029	196,304	199,862
	United States Treasury Note/Bond	4.125%	11/30/2029	132,097	134,532
	United States Treasury Note/Bond	4.375%	12/31/2029	2,311	2,377
[2]	United States Treasury Note/Bond	4.000%	2/28/2030	154,401	156,572
	United States Treasury Note/Bond	4.000%	3/31/2030	169,068	171,393
	United States Treasury Note/Bond	3.500%	4/30/2030	63,526	63,030
	United States Treasury Note/Bond	3.875%	4/30/2030	164,359	165,759
	United States Treasury Note/Bond	3.750%	5/31/2030	11,316	11,345
	United States Treasury Note/Bond	4.000%	5/31/2030	161,138	163,391
	United States Treasury Note/Bond	3.875%	6/30/2030	129,315	130,396
	United States Treasury Note/Bond	3.875%	7/31/2030	85,000	85,691
[3]	United States Treasury Note/Bond	3.625%	8/31/2030	215,000	214,362
	United States Treasury Note/Bond	4.875%	10/31/2030	4,088	4,306
	United States Treasury Note/Bond	3.750%	12/31/2030	19,022	19,028
	United States Treasury Note/Bond	4.125%	7/31/2031	13,138	13,355
	United States Treasury Note/Bond	3.625%	9/30/2031	10,517	10,398
	United States Treasury Note/Bond	4.125%	10/31/2031	6,565	6,666
	United States Treasury Note/Bond	4.375%	1/31/2032	9,570	9,839
	United States Treasury Note/Bond	4.000%	4/30/2032	22,240	22,372
	United States Treasury Note/Bond	4.000%	6/30/2032	46,678	46,922
	United States Treasury Note/Bond	4.250%	11/15/2034	63,295	63,713
	United States Treasury Note/Bond	4.625%	2/15/2035	95,983	99,279
	United States Treasury Note/Bond	4.250%	5/15/2035	84,273	84,563
	United States Treasury Note/Bond	4.250%	8/15/2035	47,463	47,565
	United States Treasury Note/Bond	1.750%	8/15/2041	12,610	8,342
	United States Treasury Note/Bond	2.000%	11/15/2041	227,873	156,137
	United States Treasury Note/Bond	2.375%	2/15/2042	8,898	6,434
	United States Treasury Note/Bond	3.250%	5/15/2042	20,950	17,218
	United States Treasury Note/Bond	3.375%	8/15/2042	120,104	100,132
	United States Treasury Note/Bond	4.000%	11/15/2042	110,357	99,912
	United States Treasury Note/Bond	3.875%	2/15/2043	85,497	75,932
	United States Treasury Note/Bond	4.375%	8/15/2043	23,886	22,579
	United States Treasury Note/Bond	4.750%	11/15/2043	43,742	43,334
	United States Treasury Note/Bond	4.125%	8/15/2044	15,310	13,906
	United States Treasury Note/Bond	4.625%	11/15/2044	3,260	3,163
	United States Treasury Note/Bond	4.750%	2/15/2045	206,217	203,148
	United States Treasury Note/Bond	5.000%	5/15/2045	230,070	233,899
	United States Treasury Note/Bond	2.375%	5/15/2051	14,667	9,110
	United States Treasury Note/Bond	3.000%	8/15/2052	109	77
	United States Treasury Note/Bond	4.000%	11/15/2052	437	375
	United States Treasury Note/Bond	3.625%	2/15/2053	28,411	22,738
	United States Treasury Note/Bond	4.125%	8/15/2053	13,415	11,749
	United States Treasury Note/Bond	4.625%	5/15/2054	56,707	54,020
	United States Treasury Note/Bond	4.500%	11/15/2054	6,472	6,042
	United States Treasury Note/Bond	4.625%	2/15/2055	112,182	106,959

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	4.750%	5/15/2055	180,131	175,255
					8,343,262
Conventional Mortgage-Backed Securities (0.3%)
[4,5]	Fannie Mae Pool	1.770%	1/1/2036	18,867	15,079
[4,5]	Fannie Mae Pool	3.000%	6/1/2043	5,131	4,646
[4,5]	Fannie Mae Pool	4.190%	8/1/2030	18,123	18,203
[4,5]	Fannie Mae Pool	4.220%	8/1/2030	26,620	26,772
[4,5]	Fannie Mae Pool	4.340%	4/1/2030–8/1/2030	129,269	130,774
[4,5]	Fannie Mae Pool	4.360%	7/1/2030	15,100	15,300
[4,5]	Fannie Mae Pool	4.380%	8/1/2030	12,790	12,955
[4,5]	Fannie Mae Pool	4.420%	8/1/2030	59,670	60,547
[4,5]	Fannie Mae Pool	4.670%	8/1/2030	8,323	8,538
[4]	Ginnie Mae I Pool	7.000%	11/15/2031–11/15/2033	425	436
[4,5]	UMBS Pool	2.500%	9/1/2027–4/1/2038	18,512	17,131
[4,5]	UMBS Pool	3.000%	3/1/2033	15,687	15,365
[4,5]	UMBS Pool	3.500%	11/1/2045–6/1/2046	46	42
					325,788
Nonconventional Mortgage-Backed Securities (0.1%)
[4,5]	Fannie Mae REMICS	1.500%	8/25/2041	1,185	1,142
[4,5]	Fannie Mae REMICS	2.500%	8/25/2046	11,553	9,730
[4,5]	Fannie Mae REMICS	3.000%	2/25/2049	575	559
[4,5]	Fannie Mae REMICS	3.500%	4/25/2031–11/25/2057	43,592	42,275
[4,5]	Fannie Mae REMICS	4.000%	7/25/2053	1,119	1,113
[4,5]	Freddie Mac REMICS	3.500%	3/15/2031–12/15/2046	11,462	10,735
[4,5]	Freddie Mac REMICS	4.000%	12/15/2030–2/15/2031	2,390	2,378
[4]	Ginnie Mae REMICS	2.500%	10/20/2049	58,934	52,638
					120,570
Total U.S. Government and Agency Obligations (Cost $8,829,031)					8,789,620
Asset-Backed/Commercial Mortgage-Backed Securities (1.0%)
[4,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/2046	46,825	45,532
[4]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/2030	43,970	45,605
[4,6]	American Tower Trust #1	5.490%	3/15/2028	66,310	67,516
[4,6]	Angel Oak Mortgage Trust Series 2019-5	2.593%	10/25/2049	559	552
[4,6]	Angel Oak Mortgage Trust Series 2019-6	2.620%	11/25/2059	1,432	1,410
[4,6]	Angel Oak Mortgage Trust Series 2021-6	1.458%	9/25/2066	18,333	15,614
[4,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.014%	5.377%	10/15/2036	14,785	14,785
[4,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	9,671	9,310
[4,6]	CENT Trust Series 2025-CITY	5.091%	7/10/2040	31,860	32,279
[4,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	12,397	10,361
[4,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	3,594	3,478
[4,6]	Chesapeake Funding II LLC Series 2024-1A	5.520%	5/15/2036	14,188	14,364
[4,6]	DB Master Finance LLC Series 2019-1A	4.021%	5/20/2049	13,390	13,319
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	2.662%	4/25/2051	13,377	12,639
[4,6]	Domino's Pizza Master Issuer LLC Series 2021-1A	3.151%	4/25/2051	23,496	21,490
[4,6]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	7,965	8,111
[4,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	26,747	27,147
[4,6]	Enterprise Fleet Financing LLC Series 2024-1	5.230%	3/20/2030	14,027	14,138
[4,5,7]	Fannie Mae Connecticut Avenue Securities Series 2016-C03, SOFR30A + 6.014%	10.363%	10/25/2028	801	817
[4,6]	FirstKey Homes Trust Series 2021-SFR1	1.538%	8/17/2038	59,235	57,593
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K156	4.430%	2/25/2033	28,605	28,752
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K511	4.860%	10/25/2028	40,745	41,698
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K516	5.477%	1/25/2029	47,852	49,847
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1512	3.059%	4/25/2034	6,000	5,377
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1513	2.797%	8/25/2034	7,500	6,539
[4,5]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K-1521	2.184%	8/25/2036	17,705	13,935
[4,5]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	16,972	16,472
[4]	GM Financial Automobile Leasing Trust Series 2024-2	5.390%	7/20/2027	26,005	26,200
[4]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.470%	2/16/2028	5,602	5,609
[4]	GM Financial Consumer Automobile Receivables Trust Series 2024-2	5.100%	3/16/2029	27,035	27,287
[4,6]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/2036	53,067	55,764
[4,6]	Home Partners of America Trust Series 2021-2	1.901%	12/17/2026	28,978	28,035
[4]	Honda Auto Receivables Owner Trust Series 2024-2	5.270%	11/20/2028	34,745	35,144
[4,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	3,309	3,218
[4,6]	Horizon Aircraft Finance III Ltd. Series 2019-2	3.425%	11/15/2039	6,249	5,954

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	MACH 1 Cayman Ltd. Series 2019-1	3.474%	10/15/2039	2,293	2,266
[4,6]	OneMain Direct Auto Receivables Trust Series 2021-1A	0.870%	7/14/2028	1,895	1,888
[4,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/2048	44,711	44,851
[4,6]	RFR Trust Series 2025-SGRM	5.562%	3/11/2041	41,043	42,037
[4,6]	SoFi Professional Loan Program Trust Series 2021-B	1.140%	2/15/2047	9,823	8,609
[4,6]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	7,325	7,279
[4,6]	Taco Bell Funding LLC Series 2021-1A	1.946%	8/25/2051	19,129	18,368
[4,6]	Taco Bell Funding LLC Series 2021-1A	2.294%	8/25/2051	35,385	32,663
[4,6]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/2034	51,826	51,027
[4]	Toyota Auto Receivables Owner Trust Series 2024-D	4.400%	6/15/2029	29,410	29,568
[4,6]	Vantage Data Centers Issuer LLC Series 2021-1A	2.165%	10/15/2046	38,038	36,834
[4]	Volkswagen Auto Lease Trust Series 2024-A	5.210%	6/21/2027	25,860	26,088
[4,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	15,063	15,170
[4,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	50,126	50,788
[4,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	20,513	20,675
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,161,251)					1,154,002
Corporate Bonds (22.2%)
Communications (0.9%)
	Alphabet Inc.	5.250%	5/15/2055	3,230	3,132
	Alphabet Inc.	5.300%	5/15/2065	2,940	2,830
	America Movil SAB de CV	3.625%	4/22/2029	26,990	26,332
	AT&T Inc.	3.500%	6/1/2041	79,450	62,130
	AT&T Inc.	4.300%	12/15/2042	53,231	44,966
	AT&T Inc.	4.350%	6/15/2045	13,770	11,377
	AT&T Inc.	4.750%	5/15/2046	20,379	17,701
	AT&T Inc.	6.050%	8/15/2056	9,700	9,758
	Charter Communications Operating LLC	6.100%	6/1/2029	4,675	4,912
	Charter Communications Operating LLC	4.400%	4/1/2033	13,950	13,121
[3]	Charter Communications Operating LLC	5.850%	12/1/2035	2,810	2,816
	Charter Communications Operating LLC	3.500%	3/1/2042	82,000	58,219
	Charter Communications Operating LLC	6.484%	10/23/2045	20,243	19,679
	Charter Communications Operating LLC	5.375%	5/1/2047	19,603	16,670
	Charter Communications Operating LLC	4.800%	3/1/2050	19,400	14,996
	Charter Communications Operating LLC	3.700%	4/1/2051	21,550	13,868
	Charter Communications Operating LLC	3.900%	6/1/2052	8,597	5,685
	Comcast Corp.	5.650%	6/15/2035	4,725	4,950
	Comcast Corp.	6.500%	11/15/2035	945	1,051
	Comcast Corp.	3.250%	11/1/2039	15,755	12,372
	Comcast Corp.	3.750%	4/1/2040	8,140	6,759
	Comcast Corp.	3.969%	11/1/2047	33,549	25,619
	Comcast Corp.	3.999%	11/1/2049	24,157	18,141
	Comcast Corp.	2.887%	11/1/2051	43,840	26,214
	Comcast Corp.	2.450%	8/15/2052	13,355	7,136
	Comcast Corp.	2.937%	11/1/2056	164,258	94,413
	Comcast Corp.	2.987%	11/1/2063	84,251	46,683
[6]	Cox Communications Inc.	4.800%	2/1/2035	30,000	28,132
	Meta Platforms Inc.	4.950%	5/15/2033	30,472	31,282
	Meta Platforms Inc.	5.600%	5/15/2053	13,422	13,257
	Meta Platforms Inc.	5.400%	8/15/2054	53,145	50,920
	Meta Platforms Inc.	5.750%	5/15/2063	15,440	15,379
	Meta Platforms Inc.	5.550%	8/15/2064	17,300	16,693
[6]	NTT Finance Corp.	4.620%	7/16/2028	19,455	19,657
[6]	NTT Finance Corp.	4.876%	7/16/2030	23,315	23,677
[6]	NTT Finance Corp.	2.065%	4/3/2031	10,370	9,104
[6]	NTT Finance Corp.	5.171%	7/16/2032	22,290	22,704
[6]	NTT Finance Corp.	5.502%	7/16/2035	16,630	17,037
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/2031	23,430	21,387
	Orange SA	9.000%	3/1/2031	20,280	24,701
	Telefonica Emisiones SA	5.213%	3/8/2047	12,100	10,648
	Telefonica Emisiones SA	5.520%	3/1/2049	5,577	5,061
	Time Warner Cable LLC	5.875%	11/15/2040	5,964	5,700
	Time Warner Cable LLC	5.500%	9/1/2041	26,512	23,925
	T-Mobile USA Inc.	2.050%	2/15/2028	37,110	35,314
	T-Mobile USA Inc.	4.200%	10/1/2029	50,702	50,675
	T-Mobile USA Inc.	3.875%	4/15/2030	9,560	9,362
	T-Mobile USA Inc.	4.375%	4/15/2040	9,700	8,605
	T-Mobile USA Inc.	4.500%	4/15/2050	7,600	6,200
	TWDC Enterprises 18 Corp.	4.375%	8/16/2041	26,724	23,521

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walt Disney Co.	3.500%	5/13/2040	21,963	18,144
	Walt Disney Co.	4.750%	9/15/2044	2,358	2,136
					1,064,751
Consumer Discretionary (0.4%)
	Amazon.com Inc.	3.600%	4/13/2032	84,875	81,625
	Amazon.com Inc.	2.875%	5/12/2041	2,600	1,947
	Amazon.com Inc.	4.950%	12/5/2044	15,605	15,073
	Amazon.com Inc.	3.950%	4/13/2052	5,395	4,226
	Amazon.com Inc.	4.250%	8/22/2057	41,967	34,061
	Amazon.com Inc.	4.100%	4/13/2062	8,245	6,397
[4]	Brown University	2.924%	9/1/2050	5,150	3,352
[4]	Duke University	2.832%	10/1/2055	25,700	15,812
[4]	Georgetown University	4.315%	4/1/2049	7,787	6,345
[4]	Georgetown University	2.943%	4/1/2050	5,670	3,600
	Home Depot Inc.	3.900%	12/6/2028	10,250	10,269
	Home Depot Inc.	4.850%	6/25/2031	11,510	11,873
	Home Depot Inc.	3.250%	4/15/2032	22,816	21,241
	Home Depot Inc.	3.300%	4/15/2040	12,800	10,273
	Home Depot Inc.	4.200%	4/1/2043	8,075	6,879
	Home Depot Inc.	4.875%	2/15/2044	15,605	14,404
	Home Depot Inc.	4.400%	3/15/2045	34,095	29,340
	Home Depot Inc.	4.250%	4/1/2046	25,000	20,977
	Home Depot Inc.	4.500%	12/6/2048	20,799	17,758
	Home Depot Inc.	3.125%	12/15/2049	2,490	1,673
	Home Depot Inc.	3.350%	4/15/2050	17,300	12,029
	Home Depot Inc.	2.375%	3/15/2051	2,495	1,401
	Home Depot Inc.	2.750%	9/15/2051	11,710	7,110
	Home Depot Inc.	3.625%	4/15/2052	25,570	18,522
	Home Depot Inc.	4.950%	9/15/2052	7,565	6,828
	Home Depot Inc.	5.300%	6/25/2054	23,770	22,604
[6]	Hyundai Capital America	1.650%	9/17/2026	36,480	35,467
[4]	Johns Hopkins University	4.083%	7/1/2053	7,625	6,044
	Lowe's Cos. Inc.	2.800%	9/15/2041	4,250	2,983
	Lowe's Cos. Inc.	5.800%	9/15/2062	16,328	15,711
[4]	McDonald's Corp.	4.875%	7/15/2040	10,000	9,484
[4]	Northeastern University	2.894%	10/1/2050	6,995	4,624
[4]	Northwestern University	2.640%	12/1/2050	805	497
[4]	Trustees of Princeton University	2.516%	7/1/2050	1,997	1,207
	Trustees of Princeton University	4.201%	3/1/2052	2,157	1,782
[4]	Trustees of the University of Pennsylvania	2.396%	10/1/2050	6,177	3,576
[4]	University of Chicago	2.761%	4/1/2045	5,825	4,550
	University of Southern California	4.976%	10/1/2053	15,930	14,538
[4]	Yale University	2.402%	4/15/2050	1,366	803
					486,885
Consumer Staples (1.2%)
	Anheuser-Busch Cos. LLC	6.500%	1/1/2028	19,550	20,635
[4]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	66,850	65,242
[4]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	63,769	58,210
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	6,460	6,074
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	14,877	15,198
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	51,856	48,744
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	12,267	12,054
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	10,479	10,548
	BAT Capital Corp.	6.343%	8/2/2030	10,115	10,916
	BAT Capital Corp.	6.000%	2/20/2034	1,655	1,757
	BAT Capital Corp.	4.390%	8/15/2037	28,490	25,681
	BAT Capital Corp.	7.079%	8/2/2043	19,537	21,601
	BAT Capital Corp.	4.540%	8/15/2047	6,400	5,180
	BAT Capital Corp.	6.250%	8/15/2055	15,845	16,027
[6]	Cargill Inc.	6.875%	5/1/2028	19,355	20,375
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/2050	22,015	15,538
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	9,037	9,329
[6]	Danone SA	2.947%	11/2/2026	30,550	30,111
	Diageo Capital plc	2.375%	10/24/2029	20,000	18,717
	Diageo Capital plc	2.000%	4/29/2030	5,830	5,298
	Diageo Capital plc	2.125%	4/29/2032	1,845	1,586
[6]	Imperial Brands Finance plc	4.500%	6/30/2028	20,830	20,943
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	15,975	14,134
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	11,790	12,200

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	9,670	10,608
[6]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	25,510	25,648
[6]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	69,750	68,967
[6]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	22,795	22,508
[6]	JBS USA LUX Sarl	5.950%	4/20/2035	13,520	14,060
[6]	JBS USA LUX Sarl	6.375%	2/25/2055	8,202	8,242
	Kenvue Inc.	5.000%	3/22/2030	27,715	28,645
	Kenvue Inc.	4.850%	5/22/2032	37,460	38,128
	Kenvue Inc.	5.100%	3/22/2043	15,025	14,412
	Kenvue Inc.	5.050%	3/22/2053	10,935	9,971
[6]	L'Oreal SA	5.000%	5/20/2035	26,400	26,892
[6]	Mars Inc.	4.800%	3/1/2030	32,065	32,680
[6]	Mars Inc.	5.000%	3/1/2032	33,400	34,069
[6]	Mars Inc.	5.200%	3/1/2035	65,795	66,389
[6]	Mars Inc.	5.650%	5/1/2045	18,355	18,093
[6]	Mars Inc.	5.700%	5/1/2055	26,955	26,325
	Philip Morris International Inc.	5.125%	11/17/2027	39,385	40,210
	Philip Morris International Inc.	5.625%	11/17/2029	39,305	41,351
	Philip Morris International Inc.	5.125%	2/15/2030	107,792	111,483
	Philip Morris International Inc.	5.125%	2/13/2031	28,130	29,041
	Philip Morris International Inc.	4.750%	11/1/2031	21,770	22,073
	Philip Morris International Inc.	5.750%	11/17/2032	50,815	53,770
	Philip Morris International Inc.	5.375%	2/15/2033	92,936	96,208
	Philip Morris International Inc.	5.250%	2/13/2034	72,635	74,207
	Philip Morris International Inc.	4.375%	11/15/2041	3,744	3,263
	Philip Morris International Inc.	4.500%	3/20/2042	3,294	2,909
	Philip Morris International Inc.	4.125%	3/4/2043	3,565	2,985
	Philip Morris International Inc.	4.875%	11/15/2043	11,614	10,600
	Philip Morris International Inc.	4.250%	11/10/2044	29,010	24,409
	Reynolds American Inc.	5.700%	8/15/2035	8,245	8,483
	Reynolds American Inc.	5.850%	8/15/2045	8,075	7,794
					1,440,521
Energy (1.3%)
	BP Capital Markets America Inc.	1.749%	8/10/2030	12,780	11,360
	BP Capital Markets America Inc.	2.721%	1/12/2032	38,165	34,383
	BP Capital Markets America Inc.	4.812%	2/13/2033	44,675	44,849
	BP Capital Markets America Inc.	4.893%	9/11/2033	39,975	40,232
	BP Capital Markets America Inc.	5.227%	11/17/2034	37,060	37,824
	BP Capital Markets America Inc.	3.060%	6/17/2041	20,000	14,813
	BP Capital Markets America Inc.	2.772%	11/10/2050	11,870	7,174
	BP Capital Markets America Inc.	2.939%	6/4/2051	30,385	18,855
	BP Capital Markets America Inc.	3.001%	3/17/2052	54,366	33,987
	BP Capital Markets America Inc.	3.379%	2/8/2061	12,750	8,167
	Cheniere Energy Partners LP	5.950%	6/30/2033	9,045	9,473
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	8,490	8,619
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/2034	4,550	4,654
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	11,830	12,580
[6]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/2033	25,380	26,862
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	39,861	41,422
[6]	Columbia Pipelines Operating Co. LLC	6.714%	8/15/2063	8,253	8,702
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	19,580	18,625
[4]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/2043	4,185	3,661
[4]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/2044	24,863	21,075
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	20,869	18,957
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/2046	16,115	13,013
	Enbridge Inc.	4.900%	6/20/2030	10,795	11,018
	Enbridge Inc.	5.550%	6/20/2035	8,520	8,679
	Enbridge Inc.	6.700%	11/15/2053	12,000	12,922
	Enbridge Inc.	5.950%	4/5/2054	9,700	9,572
	Energy Transfer LP	5.250%	4/15/2029	50,115	51,517
	Energy Transfer LP	5.200%	4/1/2030	11,955	12,294
	Energy Transfer LP	5.550%	5/15/2034	8,900	9,042
	Energy Transfer LP	5.150%	2/1/2043	4,845	4,300
	Energy Transfer LP	5.350%	5/15/2045	4,800	4,301
	Energy Transfer LP	6.125%	12/15/2045	5,000	4,918
	Energy Transfer LP	5.300%	4/15/2047	5,745	5,065
	Energy Transfer LP	5.400%	10/1/2047	26,823	23,882
	Energy Transfer LP	6.000%	6/15/2048	14,542	13,963
	Energy Transfer LP	5.000%	5/15/2050	5,110	4,246

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Transfer LP	5.950%	5/15/2054	22,860	21,450
[6]	Eni SpA	5.950%	5/15/2054	22,380	21,667
	Enterprise Products Operating LLC	5.200%	1/15/2036	13,410	13,517
	Enterprise Products Operating LLC	5.950%	2/1/2041	3,000	3,107
	Enterprise Products Operating LLC	5.100%	2/15/2045	30,740	28,421
	Enterprise Products Operating LLC	4.900%	5/15/2046	7,125	6,381
	Enterprise Products Operating LLC	4.800%	2/1/2049	19,387	16,771
	Enterprise Products Operating LLC	3.300%	2/15/2053	9,600	6,291
	Enterprise Products Operating LLC	5.550%	2/16/2055	7,600	7,256
	Exxon Mobil Corp.	2.610%	10/15/2030	16,800	15,664
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	37,922	34,163
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	39,286	32,877
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	15,660	16,244
[6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	8,839	9,336
[4]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/2038	8,075	8,536
[6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/2042	26,755	28,474
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	26,490	27,448
	MPLX LP	4.950%	9/1/2032	7,275	7,230
	MPLX LP	5.500%	6/1/2034	10,810	10,895
	ONEOK Inc.	5.650%	11/1/2028	10,995	11,421
	ONEOK Inc.	4.750%	10/15/2031	17,015	17,015
	ONEOK Inc.	4.950%	10/15/2032	19,625	19,505
	ONEOK Inc.	6.050%	9/1/2033	359	378
	ONEOK Inc.	6.625%	9/1/2053	9,650	9,900
[6]	Schlumberger Holdings Corp.	3.900%	5/17/2028	31,025	30,908
[6]	Schlumberger Holdings Corp.	5.000%	11/15/2029	14,400	14,847
[4]	Shell Finance US Inc.	4.125%	5/11/2035	43,465	41,270
[4]	Shell Finance US Inc.	4.550%	8/12/2043	2,650	2,338
[4]	Shell Finance US Inc.	4.375%	5/11/2045	112,149	95,544
[4]	Shell Finance US Inc.	4.000%	5/10/2046	10,000	7,965
[4]	Shell Finance US Inc.	3.750%	9/12/2046	6,460	4,980
	Shell International Finance BV	5.500%	3/25/2040	21,235	21,664
	Shell International Finance BV	2.875%	11/26/2041	15,000	10,781
	Shell International Finance BV	3.000%	11/26/2051	39,345	25,255
	Suncor Energy Inc.	5.950%	12/1/2034	15,090	15,698
	Targa Resources Corp.	6.150%	3/1/2029	29,070	30,690
	Targa Resources Corp.	5.550%	8/15/2035	43,355	43,626
	Targa Resources Corp.	6.125%	5/15/2055	34,495	33,496
	TotalEnergies Capital SA	5.150%	4/5/2034	29,905	30,819
	TotalEnergies Capital SA	5.488%	4/5/2054	25,305	24,101
	TotalEnergies Capital SA	5.275%	9/10/2054	24,174	22,332
	TotalEnergies Capital SA	5.638%	4/5/2064	22,020	21,076
	TotalEnergies Capital SA	5.425%	9/10/2064	38,337	35,568
	TransCanada PipeLines Ltd.	4.875%	1/15/2026	26,481	26,481
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	7,725	7,946
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	5,790	6,024
					1,542,362
Financials (9.6%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/2029	37,660	39,079
[6]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/2031	38,985	38,815
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/2034	59,425	62,628
	ACE Capital Trust II	9.700%	4/1/2030	20,000	24,088
	AerCap Ireland Capital DAC	3.000%	10/29/2028	6,985	6,719
	AerCap Ireland Capital DAC	3.300%	1/30/2032	3,550	3,249
[6]	AIB Group plc	5.871%	3/28/2035	16,510	17,164
	Allstate Corp.	5.250%	3/30/2033	10,000	10,291
	Allstate Corp.	5.550%	5/9/2035	6,611	6,879
	Allstate Corp.	3.850%	8/10/2049	4,741	3,556
	American Express Co.	4.731%	4/25/2029	29,025	29,471
	American Express Co.	5.282%	7/27/2029	9,700	10,003
	American Express Co.	6.489%	10/30/2031	3,295	3,604
	American Express Co.	4.918%	7/20/2033	17,780	17,998
	American Express Co.	4.420%	8/3/2033	8,245	8,103
	American Express Co.	5.043%	5/1/2034	55,590	56,421
	American Express Co.	5.625%	7/28/2034	6,675	6,903
	American Express Co.	5.915%	4/25/2035	8,900	9,381
	American Express Co.	5.284%	7/26/2035	34,400	35,053
	American Express Co.	5.442%	1/30/2036	7,600	7,810
	American Express Co.	5.667%	4/25/2036	29,880	31,199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.850%	5/7/2030	8,615	8,814
	American International Group Inc.	5.125%	3/27/2033	20,145	20,562
	American International Group Inc.	4.750%	4/1/2048	4,675	4,113
	Ameriprise Financial Inc.	5.700%	12/15/2028	16,748	17,545
	Ameriprise Financial Inc.	4.500%	5/13/2032	11,845	11,818
	Ameriprise Financial Inc.	5.150%	5/15/2033	16,715	17,180
	Aon Corp.	2.850%	5/28/2027	18,870	18,486
	Arthur J Gallagher & Co.	4.850%	12/15/2029	4,450	4,535
[6]	Athene Global Funding	5.349%	7/9/2027	35,830	36,448
[6]	Athene Global Funding	1.985%	8/19/2028	290	272
[6]	Athene Global Funding	2.717%	1/7/2029	33,350	31,494
[6]	Athene Global Funding	5.583%	1/9/2029	28,585	29,562
[6]	Athene Global Funding	4.721%	10/8/2029	39,962	40,161
[6]	Athene Global Funding	5.380%	1/7/2030	43,770	45,034
[6]	Athene Global Funding	5.033%	7/17/2030	8,202	8,339
	Athene Holding Ltd.	6.250%	4/1/2054	33,540	33,038
	Athene Holding Ltd.	6.625%	5/19/2055	45,360	46,717
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/2035	22,135	19,741
[6]	Aviation Capital Group LLC	1.950%	9/20/2026	14,298	13,917
[4]	Banco Santander SA	5.365%	7/15/2028	25,400	25,913
	Banco Santander SA	2.749%	12/3/2030	8,400	7,573
[4]	Bank of America Corp.	3.559%	4/23/2027	86,705	86,250
[4]	Bank of America Corp.	3.593%	7/21/2028	47,950	47,423
[4]	Bank of America Corp.	4.948%	7/22/2028	8,415	8,528
	Bank of America Corp.	6.204%	11/10/2028	9,700	10,105
[4]	Bank of America Corp.	3.419%	12/20/2028	8,681	8,527
	Bank of America Corp.	5.202%	4/25/2029	18,685	19,155
[4]	Bank of America Corp.	4.271%	7/23/2029	65,865	66,029
	Bank of America Corp.	5.819%	9/15/2029	14,175	14,816
[4]	Bank of America Corp.	3.974%	2/7/2030	80,000	79,327
[4]	Bank of America Corp.	3.194%	7/23/2030	35,285	33,873
	Bank of America Corp.	5.162%	1/24/2031	44,515	45,948
[4]	Bank of America Corp.	2.496%	2/13/2031	50,870	46,961
[4]	Bank of America Corp.	2.592%	4/29/2031	7,600	7,029
	Bank of America Corp.	2.572%	10/20/2032	17,275	15,415
	Bank of America Corp.	4.571%	4/27/2033	29,200	28,900
[4]	Bank of America Corp.	5.015%	7/22/2033	29,430	29,884
	Bank of America Corp.	5.288%	4/25/2034	9,695	9,937
	Bank of America Corp.	5.872%	9/15/2034	75,105	79,653
	Bank of America Corp.	5.511%	1/24/2036	35,200	36,264
	Bank of America Corp.	5.464%	5/9/2036	9,695	9,959
	Bank of America Corp.	3.846%	3/8/2037	40,872	37,732
[4]	Bank of America Corp.	5.875%	2/7/2042	9,965	10,407
	Bank of America Corp.	3.311%	4/22/2042	55,635	42,778
[4]	Bank of America Corp.	5.000%	1/21/2044	39,433	37,326
[4]	Bank of America Corp.	3.946%	1/23/2049	5,380	4,215
[4]	Bank of America Corp.	4.330%	3/15/2050	51,211	42,059
	Bank of America Corp.	2.972%	7/21/2052	65,950	42,313
	Bank of New York Mellon Corp.	4.729%	4/20/2029	10,395	10,563
	Bank of New York Mellon Corp.	5.060%	7/22/2032	6,460	6,651
[4]	Bank of New York Mellon Corp.	5.834%	10/25/2033	37,940	40,553
	Bank of New York Mellon Corp.	4.706%	2/1/2034	14,535	14,483
[4]	Bank of New York Mellon Corp.	4.967%	4/26/2034	34,820	35,181
[4]	Bank of New York Mellon Corp.	6.474%	10/25/2034	8,245	9,114
[4]	Bank of New York Mellon Corp.	5.188%	3/14/2035	1,615	1,645
	Bank of Nova Scotia	5.350%	12/7/2026	58,000	58,834
	Bank of Nova Scotia	1.950%	2/2/2027	12,470	12,133
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/2026	34,305	33,337
[6]	Banque Federative du Credit Mutuel SA	4.591%	10/16/2028	40,490	40,851
[6]	Banque Federative du Credit Mutuel SA	5.538%	1/22/2030	41,177	42,915
	Barclays plc	2.279%	11/24/2027	14,930	14,560
	Barclays plc	5.086%	2/25/2029	24,695	25,120
	Barclays plc	4.476%	11/11/2029	18,030	18,063
	Barclays plc	2.667%	3/10/2032	40,502	36,484
	Barclays plc	3.330%	11/24/2042	27,170	20,289
[6]	Beacon Funding Trust	6.266%	8/15/2054	43,160	42,904
[6]	Belrose Funding Trust II	6.792%	5/15/2055	39,130	40,563
	BlackRock Funding Inc.	5.250%	3/14/2054	21,680	20,576
	BlackRock Funding Inc.	5.350%	1/8/2055	11,470	11,043
	Blackrock Inc.	2.100%	2/25/2032	24,849	21,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Blackrock Inc.	4.750%	5/25/2033	49,120	49,849
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/2032	22,680	19,839
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	11,900	11,887
[6]	BNP Paribas SA	3.500%	11/16/2027	69,325	68,145
[6]	BNP Paribas SA	2.591%	1/20/2028	25,560	24,942
[6]	BNP Paribas SA	5.335%	6/12/2029	36,955	37,933
[6]	BNP Paribas SA	5.497%	5/20/2030	8,245	8,514
[6]	BNP Paribas SA	5.085%	5/9/2031	9,500	9,654
[6]	BNP Paribas SA	5.786%	1/13/2033	16,975	17,695
[6]	BPCE SA	2.045%	10/19/2027	25,245	24,559
[6]	BPCE SA	3.500%	10/23/2027	64,230	63,087
[6]	BPCE SA	5.281%	5/30/2029	19,230	19,795
[6]	BPCE SA	2.700%	10/1/2029	50,000	46,837
[6]	BPCE SA	5.876%	1/14/2031	51,825	54,005
[6]	BPCE SA	5.389%	5/28/2031	18,355	18,822
[6]	BPCE SA	7.003%	10/19/2034	6,675	7,369
[6]	BPCE SA	5.936%	5/30/2035	10,150	10,493
[6]	Brighthouse Financial Global Funding	1.550%	5/24/2026	20,210	19,771
[6]	Brighthouse Financial Global Funding	2.000%	6/28/2028	16,275	15,115
[6]	Brighthouse Financial Global Funding	5.650%	6/10/2029	39,595	40,664
[6]	CaixaBank SA	4.634%	7/3/2029	41,295	41,612
[6]	CaixaBank SA	4.885%	7/3/2031	37,050	37,504
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	35,885	36,581
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	30,005	30,076
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	30,565	30,884
	Capital One Financial Corp.	7.149%	10/29/2027	15,235	15,697
	Capital One Financial Corp.	6.312%	6/8/2029	6,175	6,482
	Capital One Financial Corp.	5.700%	2/1/2030	11,802	12,252
[4]	Capital One Financial Corp.	7.624%	10/30/2031	31,761	36,025
	Capital One Financial Corp.	5.817%	2/1/2034	8,000	8,318
	Capital One Financial Corp.	6.377%	6/8/2034	65,765	70,605
	Capital One Financial Corp.	6.051%	2/1/2035	14,301	15,062
	Capital One Financial Corp.	6.183%	1/30/2036	14,965	15,443
	Charles Schwab Corp.	3.200%	3/2/2027	14,750	14,562
	Charles Schwab Corp.	2.000%	3/20/2028	20,309	19,362
	Chubb Corp.	6.000%	5/11/2037	50,000	54,074
	Citigroup Inc.	1.462%	6/9/2027	62,962	61,553
[4]	Citigroup Inc.	3.070%	2/24/2028	65,000	63,842
	Citigroup Inc.	4.125%	7/25/2028	9,025	9,011
[4]	Citigroup Inc.	3.878%	1/24/2039	37,030	32,047
	Citigroup Inc.	2.904%	11/3/2042	19,370	13,758
[6]	CNO Global Funding	5.875%	6/4/2027	34,533	35,451
[6]	CNO Global Funding	4.875%	12/10/2027	6,940	7,033
[6]	CNO Global Funding	2.650%	1/6/2029	12,585	11,878
[6]	Commonwealth Bank of Australia	5.071%	9/14/2028	36,585	37,843
[6]	Commonwealth Bank of Australia	2.688%	3/11/2031	74,015	66,912
[6]	Commonwealth Bank of Australia	3.784%	3/14/2032	9,885	9,264
[6]	Cooperatieve Rabobank UA	4.655%	8/22/2028	26,667	26,865
	Corebridge Financial Inc.	3.900%	4/5/2032	30,000	28,393
	Corebridge Financial Inc.	6.050%	9/15/2033	5,070	5,372
	Corebridge Financial Inc.	5.750%	1/15/2034	23,315	24,362
	Corebridge Financial Inc.	4.350%	4/5/2042	2,760	2,323
	Corebridge Financial Inc.	4.400%	4/5/2052	34,623	27,606
[6]	Corebridge Global Funding	5.750%	7/2/2026	17,660	17,875
[6]	Corebridge Global Funding	5.900%	9/19/2028	8,525	8,916
[6]	Corebridge Global Funding	5.200%	1/12/2029	21,335	21,930
[6]	Corebridge Global Funding	5.200%	6/24/2029	14,205	14,627
[6]	Corebridge Global Funding	4.850%	6/6/2030	13,702	13,936
[6]	Credit Agricole SA	4.631%	9/11/2028	32,140	32,293
[6]	Credit Agricole SA	6.316%	10/3/2029	16,442	17,335
[6]	Credit Agricole SA	5.862%	1/9/2036	7,600	7,894
[6]	Danske Bank A/S	6.259%	9/22/2026	35,035	35,060
[6]	Danske Bank A/S	1.549%	9/10/2027	55,460	53,886
[6]	Danske Bank A/S	5.705%	3/1/2030	1,915	1,999
	Deutsche Bank AG	6.720%	1/18/2029	1,660	1,746
	Deutsche Bank AG	6.819%	11/20/2029	1,765	1,892
[6]	DNB Bank ASA	1.535%	5/25/2027	44,030	43,141
[6]	DNB Bank ASA	1.605%	3/30/2028	45,870	44,035
[6]	Equitable Financial Life Global Funding	1.300%	7/12/2026	26,755	26,103
[6]	Equitable Financial Life Global Funding	1.700%	11/12/2026	12,440	12,080

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Equitable Financial Life Global Funding	1.400%	8/27/2027	18,220	17,251
[6]	Equitable Financial Life Global Funding	4.875%	11/19/2027	8,245	8,357
[6]	Equitable Financial Life Global Funding	1.800%	3/8/2028	28,220	26,614
[6]	Farmers Exchange Capital	7.050%	7/15/2028	25,000	26,383
[6]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/2028	35,825	37,210
[6]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/2029	62,400	64,555
[6]	Federation des Caisses Desjardins du Quebec	4.565%	8/26/2030	29,580	29,747
	Fifth Third Bancorp	4.055%	4/25/2028	15,040	14,991
	Fifth Third Bancorp	4.337%	4/25/2033	32,330	31,265
[6]	Five Corners Funding Trust II	2.850%	5/15/2030	34,750	32,473
[6]	Five Corners Funding Trust III	5.791%	2/15/2033	26,260	27,507
[6]	Five Corners Funding Trust IV	5.997%	2/15/2053	33,972	34,285
[6]	GA Global Funding Trust	4.400%	9/23/2027	49,745	49,829
[6]	GA Global Funding Trust	5.500%	1/8/2029	16,439	16,966
[6]	GA Global Funding Trust	5.200%	12/9/2031	25,315	25,742
	Goldman Sachs Group Inc.	3.850%	1/26/2027	17,980	17,899
	Goldman Sachs Group Inc.	1.542%	9/10/2027	97,685	94,937
[4]	Goldman Sachs Group Inc.	3.691%	6/5/2028	15,125	14,981
[4]	Goldman Sachs Group Inc.	3.814%	4/23/2029	3,935	3,894
[4]	Goldman Sachs Group Inc.	4.223%	5/1/2029	62,140	62,149
	Goldman Sachs Group Inc.	3.800%	3/15/2030	16,740	16,454
	Goldman Sachs Group Inc.	4.692%	10/23/2030	9,500	9,606
	Goldman Sachs Group Inc.	5.218%	4/23/2031	20,000	20,650
	Goldman Sachs Group Inc.	1.992%	1/27/2032	30,600	26,864
	Goldman Sachs Group Inc.	2.615%	4/22/2032	88,125	79,537
	Goldman Sachs Group Inc.	2.383%	7/21/2032	79,000	69,958
	Goldman Sachs Group Inc.	2.650%	10/21/2032	14,050	12,546
	Goldman Sachs Group Inc.	3.102%	2/24/2033	15,000	13,645
	Goldman Sachs Group Inc.	6.750%	10/1/2037	43,995	48,831
[4]	Goldman Sachs Group Inc.	4.800%	7/8/2044	25,675	23,080
	HSBC Holdings plc	5.887%	8/14/2027	45,153	45,761
[4]	HSBC Holdings plc	4.041%	3/13/2028	21,805	21,722
	HSBC Holdings plc	5.597%	5/17/2028	69,410	70,848
	HSBC Holdings plc	7.390%	11/3/2028	43,471	46,197
	HSBC Holdings plc	4.899%	3/3/2029	40,820	41,365
[4]	HSBC Holdings plc	4.583%	6/19/2029	43,327	43,604
	HSBC Holdings plc	2.206%	8/17/2029	44,345	41,772
	HSBC Holdings plc	5.240%	5/13/2031	33,800	34,737
[4]	HSBC Holdings plc	2.357%	8/18/2031	48,710	43,960
	HSBC Holdings plc	2.804%	5/24/2032	36,410	32,866
	HSBC Holdings plc	6.254%	3/9/2034	9,700	10,472
	HSBC Holdings plc	6.500%	5/2/2036	22,500	24,429
	HSBC Holdings plc	6.100%	1/14/2042	38,220	40,722
	Huntington National Bank	4.552%	5/17/2028	11,240	11,300
	ING Groep NV	3.950%	3/29/2027	41,940	41,768
	ING Groep NV	1.726%	4/1/2027	16,075	15,834
	Intercontinental Exchange Inc.	4.350%	6/15/2029	8,575	8,644
	Intercontinental Exchange Inc.	4.600%	3/15/2033	38,595	38,575
	Intercontinental Exchange Inc.	2.650%	9/15/2040	3,310	2,420
	Intercontinental Exchange Inc.	4.250%	9/21/2048	13,897	11,460
	Intercontinental Exchange Inc.	3.000%	6/15/2050	55,832	36,278
	Intercontinental Exchange Inc.	4.950%	6/15/2052	90,501	81,252
[6]	Jackson National Life Global Funding	5.550%	7/2/2027	19,860	20,296
[6]	Jackson National Life Global Funding	4.700%	6/5/2028	25,575	25,799
[6]	Jackson National Life Insurance Co.	8.150%	3/15/2027	18,890	19,641
	JPMorgan Chase & Co.	4.851%	7/25/2028	5,000	5,061
	JPMorgan Chase & Co.	2.069%	6/1/2029	42,085	39,800
[4]	JPMorgan Chase & Co.	4.452%	12/5/2029	84,735	85,370
	JPMorgan Chase & Co.	5.012%	1/23/2030	24,600	25,182
[4]	JPMorgan Chase & Co.	3.702%	5/6/2030	16,000	15,690
	JPMorgan Chase & Co.	4.603%	10/22/2030	77,025	77,846
	JPMorgan Chase & Co.	5.140%	1/24/2031	36,085	37,207
	JPMorgan Chase & Co.	5.103%	4/22/2031	9,695	10,001
	JPMorgan Chase & Co.	2.580%	4/22/2032	58,675	53,071
	JPMorgan Chase & Co.	4.586%	4/26/2033	30,000	29,843
	JPMorgan Chase & Co.	4.912%	7/25/2033	19,695	19,961
	JPMorgan Chase & Co.	5.350%	6/1/2034	49,830	51,465
	JPMorgan Chase & Co.	5.336%	1/23/2035	19,350	19,869
	JPMorgan Chase & Co.	5.294%	7/22/2035	18,000	18,360
	JPMorgan Chase & Co.	5.572%	4/22/2036	19,395	20,171

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	5.576%	7/23/2036	10,580	10,800
[4]	JPMorgan Chase & Co.	3.109%	4/22/2041	19,440	14,970
	JPMorgan Chase & Co.	5.600%	7/15/2041	96,000	98,320
	JPMorgan Chase & Co.	5.400%	1/6/2042	18,035	18,005
	JPMorgan Chase & Co.	3.157%	4/22/2042	50,000	37,842
	JPMorgan Chase & Co.	5.625%	8/16/2043	16,100	16,227
	JPMorgan Chase & Co.	4.950%	6/1/2045	15,000	13,717
[4]	JPMorgan Chase & Co.	3.964%	11/15/2048	170,535	135,639
[4]	JPMorgan Chase & Co.	3.109%	4/22/2051	19,885	13,282
[6]	KBC Group NV	5.796%	1/19/2029	3,602	3,723
[6]	KBC Group NV	6.324%	9/21/2034	24,055	26,059
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	23,725	23,890
[6]	Liberty Mutual Group Inc.	5.500%	6/15/2052	26,870	25,030
[6]	Liberty Mutual Insurance Co.	7.875%	10/15/2026	31,210	32,135
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	10,065	10,160
[6]	Lincoln Financial Global Funding	4.625%	8/18/2030	5,245	5,279
[4]	Lloyds Banking Group plc	3.574%	11/7/2028	7,275	7,161
	Lloyds Banking Group plc	5.087%	11/26/2028	23,710	24,110
	Lloyds Banking Group plc	4.818%	6/13/2029	15,150	15,361
	Lloyds Banking Group plc	5.721%	6/5/2030	14,000	14,645
	Lloyds Banking Group plc	5.679%	1/5/2035	17,500	18,148
[6]	Lseg US Fin Corp.	5.297%	3/28/2034	8,475	8,681
[6]	LSEGA Financing plc	2.000%	4/6/2028	24,615	23,315
[6]	LSEGA Financing plc	2.500%	4/6/2031	8,604	7,758
	M&T Bank Corp.	7.413%	10/30/2029	10,939	11,901
[6]	Macquarie Group Ltd.	1.935%	4/14/2028	42,835	41,228
[6]	Macquarie Group Ltd.	2.871%	1/14/2033	50,277	44,901
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	78,846	79,782
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	23,405	23,633
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	4,965	4,420
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	20,255	12,512
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	7,835	7,484
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/2061	30,000	17,829
[6]	Met Tower Global Funding	5.250%	4/12/2029	11,205	11,591
	MetLife Inc.	4.125%	8/13/2042	15,565	13,054
	MetLife Inc.	4.875%	11/13/2043	17,000	15,547
	MetLife Inc.	5.000%	7/15/2052	15,634	14,055
[6]	Metropolitan Life Global Funding I	3.450%	12/18/2026	23,660	23,454
[6]	Metropolitan Life Global Funding I	3.000%	9/19/2027	21,455	21,000
[6]	Metropolitan Life Global Funding I	4.300%	8/25/2029	15,345	15,372
[6]	Metropolitan Life Global Funding I	2.400%	1/11/2032	53,825	47,085
[6]	Metropolitan Life Global Funding I	5.150%	3/28/2033	16,475	16,903
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	31,915	32,394
[4]	Morgan Stanley	6.250%	8/9/2026	20,000	20,397
	Morgan Stanley	3.625%	1/20/2027	60,000	59,686
[4]	Morgan Stanley	3.772%	1/24/2029	64,293	63,633
	Morgan Stanley	5.173%	1/16/2030	30,000	30,826
	Morgan Stanley	5.230%	1/15/2031	27,915	28,803
[4]	Morgan Stanley	2.699%	1/22/2031	74,290	69,206
[4]	Morgan Stanley	1.928%	4/28/2032	50,000	43,388
[4]	Morgan Stanley	2.239%	7/21/2032	81,175	71,297
[4]	Morgan Stanley	2.511%	10/20/2032	36,580	32,449
	Morgan Stanley	2.943%	1/21/2033	31,555	28,437
	Morgan Stanley	4.889%	7/20/2033	15,000	15,137
	Morgan Stanley	5.466%	1/18/2035	19,775	20,398
	Morgan Stanley	5.587%	1/18/2036	15,950	16,489
	Morgan Stanley	5.664%	4/17/2036	25,000	26,019
	Morgan Stanley	2.484%	9/16/2036	31,080	26,922
	Morgan Stanley	5.948%	1/19/2038	25,160	26,141
	Morgan Stanley	4.300%	1/27/2045	18,360	15,665
[4]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	58,125	58,370
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	31,310	31,755
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	17,715	18,081
	National Australia Bank Ltd.	3.905%	6/9/2027	33,500	33,471
[6]	National Australia Bank Ltd.	5.134%	11/28/2028	51,330	53,228
[6]	National Australia Bank Ltd.	2.332%	8/21/2030	75,550	67,877
[6]	National Securities Clearing Corp.	5.100%	11/21/2027	52,090	53,265
[6]	Nationwide Building Society	4.649%	7/14/2029	22,060	22,246
[6]	Nationwide Building Society	5.537%	7/14/2036	15,515	15,798
[6]	Nationwide Financial Services Inc.	3.900%	11/30/2049	48,905	36,226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/2050	41,675	32,039
	NatWest Group plc	1.642%	6/14/2027	29,040	28,426
[6]	NBK SPC Ltd.	1.625%	9/15/2027	67,900	65,771
[6]	New York Life Global Funding	5.000%	1/9/2034	39,770	40,333
[6]	New York Life Insurance Co.	5.875%	5/15/2033	55,395	58,261
[6]	New York Life Insurance Co.	3.750%	5/15/2050	9,245	6,766
[6]	New York Life Insurance Co.	4.450%	5/15/2069	15,270	11,728
[6]	Nordea Bank Abp	1.500%	9/30/2026	65,800	63,954
[6]	Northwestern Mutual Global Funding	5.160%	5/28/2031	27,865	28,848
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	30,684	23,191
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	9,324	6,293
[6]	Nuveen LLC	5.550%	1/15/2030	4,255	4,454
[6]	Nuveen LLC	5.850%	4/15/2034	9,655	10,092
[6]	Omnis Funding Trust	6.722%	5/15/2055	46,680	48,172
[6]	Pacific LifeCorp	5.400%	9/15/2052	18,030	17,129
[6]	Penske Truck Leasing Co. LP	4.450%	1/29/2026	16,450	16,420
[6]	Penske Truck Leasing Co. LP	5.875%	11/15/2027	42,565	43,951
[6]	Penske Truck Leasing Co. LP	5.700%	2/1/2028	37,855	38,982
[6]	Penske Truck Leasing Co. LP	6.050%	8/1/2028	37,310	39,044
[6]	Penske Truck Leasing Co. LP	5.350%	3/30/2029	13,045	13,445
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	4,675	4,809
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	4,335	4,472
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/2030	7,282	7,793
[4]	PNC Bank NA	3.100%	10/25/2027	41,975	41,196
[4]	PNC Bank NA	3.250%	1/22/2028	60,465	59,525
[6]	Pricoa Global Funding I	5.100%	5/30/2028	33,975	34,864
[6]	Pricoa Global Funding I	4.700%	5/28/2030	6,975	7,087
[6]	Pricoa Global Funding I	4.650%	8/27/2031	17,999	18,156
[6]	Pricoa Global Funding I	5.350%	5/28/2035	6,455	6,619
[6]	Principal Life Global Funding II	2.500%	9/16/2029	19,510	18,193
	Progressive Corp.	4.950%	6/15/2033	54,414	55,403
[6]	Prologis Targeted US Logistics Fund LP	5.250%	1/15/2035	18,116	18,353
[6]	Protective Life Global Funding	4.714%	7/6/2027	18,335	18,502
[6]	Protective Life Global Funding	4.803%	6/5/2030	10,855	11,044
[6]	Protective Life Global Funding	5.432%	1/14/2032	20,580	21,379
	Reinsurance Group of America Inc.	5.750%	9/15/2034	24,362	25,142
[6]	RGA Global Funding	4.350%	8/25/2028	16,520	16,561
[6]	RGA Global Funding	2.700%	1/18/2029	14,330	13,553
[6]	RGA Global Funding	5.448%	5/24/2029	19,510	20,244
[6]	RGA Global Funding	5.250%	1/9/2030	31,635	32,694
[6]	RGA Global Funding	5.500%	1/11/2031	16,515	17,264
[6]	RGA Global Funding	5.050%	12/6/2031	39,225	39,910
[6]	RGA Global Funding	5.000%	8/25/2032	8,585	8,626
[4]	Royal Bank of Canada	5.000%	2/1/2033	44,538	45,623
[6]	Sammons Financial Group Global Funding	5.100%	12/10/2029	14,950	15,351
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	36,795	37,333
[6]	Standard Chartered plc	6.301%	1/9/2029	32,130	33,447
[6]	Standard Chartered plc	5.545%	1/21/2029	45,955	47,111
[6]	Standard Chartered plc	5.005%	10/15/2030	10,150	10,325
	State Street Corp.	4.834%	4/24/2030	20,975	21,524
	State Street Corp.	4.821%	1/26/2034	14,655	14,693
	State Street Corp.	5.146%	2/28/2036	22,055	22,321
[6]	Svenska Handelsbanken AB	1.418%	6/11/2027	62,395	61,023
[6]	Swedbank AB	4.998%	11/20/2029	43,980	45,317
[6]	Teachers Insurance & Annuity Association of America	4.270%	5/15/2047	42,390	34,239
	Toronto-Dominion Bank	4.456%	6/8/2032	13,271	13,144
	Travelers Cos. Inc.	5.050%	7/24/2035	5,495	5,531
	UBS AG	7.500%	2/15/2028	38,712	41,768
	UBS AG	5.650%	9/11/2028	52,280	54,630
[6]	UBS Group AG	3.869%	1/12/2029	15,905	15,748
[6]	UBS Group AG	5.428%	2/8/2030	11,550	11,925
[6]	UBS Group AG	5.617%	9/13/2030	20,930	21,859
[6]	UBS Group AG	2.095%	2/11/2032	23,650	20,789
[6]	UBS Group AG	3.091%	5/14/2032	68,085	62,660
[6]	UBS Group AG	6.537%	8/12/2033	18,965	20,727
[6]	UBS Group AG	9.016%	11/15/2033	9,250	11,526
[6]	UBS Group AG	6.301%	9/22/2034	33,335	36,030
[6]	UBS Group AG	5.580%	5/9/2036	27,325	28,094
[6]	UBS Group AG	3.179%	2/11/2043	36,770	27,076
[6]	UniCredit SpA	1.982%	6/3/2027	35,165	34,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	UniCredit SpA	3.127%	6/3/2032	35,545	32,641
[4]	Wells Fargo & Co.	3.196%	6/17/2027	60,555	60,013
[4]	Wells Fargo & Co.	4.900%	1/24/2028	20,000	20,172
[4]	Wells Fargo & Co.	3.526%	3/24/2028	19,500	19,294
[4]	Wells Fargo & Co.	5.574%	7/25/2029	9,900	10,262
	Wells Fargo & Co.	6.303%	10/23/2029	43,660	46,278
	Wells Fargo & Co.	5.198%	1/23/2030	9,900	10,185
[4]	Wells Fargo & Co.	2.879%	10/30/2030	8,400	7,933
	Wells Fargo & Co.	5.244%	1/24/2031	21,785	22,496
[4]	Wells Fargo & Co.	2.572%	2/11/2031	78,648	72,817
	Wells Fargo & Co.	5.150%	4/23/2031	9,695	9,987
[4]	Wells Fargo & Co.	3.350%	3/2/2033	47,521	43,822
[4]	Wells Fargo & Co.	4.897%	7/25/2033	130,786	131,538
	Wells Fargo & Co.	5.389%	4/24/2034	20,020	20,598
	Wells Fargo & Co.	5.211%	12/3/2035	23,800	24,009
	Wells Fargo & Co.	5.605%	4/23/2036	9,695	10,059
	Wells Fargo & Co.	5.606%	1/15/2044	71,831	70,079
[4]	Wells Fargo & Co.	4.650%	11/4/2044	10,315	8,936
	Wells Fargo & Co.	3.900%	5/1/2045	8,075	6,429
[4]	Wells Fargo & Co.	4.900%	11/17/2045	19,160	16,967
[4]	Wells Fargo & Co.	4.400%	6/14/2046	73,300	60,224
[4]	Wells Fargo & Co.	4.750%	12/7/2046	23,150	19,990
[4]	Wells Fargo & Co.	4.611%	4/25/2053	84,025	71,287
	Wells Fargo Bank NA	5.254%	12/11/2026	97,083	98,445
					11,269,708
Health Care (1.9%)
	AbbVie Inc.	4.950%	3/15/2031	33,475	34,561
	AbbVie Inc.	5.200%	3/15/2035	18,300	18,724
	AbbVie Inc.	5.350%	3/15/2044	18,173	17,782
	AbbVie Inc.	4.850%	6/15/2044	5,100	4,682
	AbbVie Inc.	4.700%	5/14/2045	21,111	18,902
	AbbVie Inc.	4.875%	11/14/2048	27,896	25,169
	AbbVie Inc.	5.400%	3/15/2054	18,691	17,961
[4]	AdventHealth Obligated Group	2.795%	11/15/2051	30,030	18,209
[4]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	7,210	6,609
[4]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	8,980	5,824
[6]	Alcon Finance Corp.	2.750%	9/23/2026	5,830	5,723
[6]	Alcon Finance Corp.	2.600%	5/27/2030	5,665	5,250
[6]	Alcon Finance Corp.	5.375%	12/6/2032	8,550	8,859
[6]	Alcon Finance Corp.	3.800%	9/23/2049	6,025	4,494
[6]	Alcon Finance Corp.	5.750%	12/6/2052	9,480	9,429
[4]	Ascension Health	2.532%	11/15/2029	22,515	21,169
[4]	Ascension Health	4.847%	11/15/2053	23,970	21,257
	AstraZeneca plc	4.000%	1/17/2029	44,555	44,572
	AstraZeneca plc	6.450%	9/15/2037	15,140	17,075
	Banner Health	2.907%	1/1/2042	29,965	21,787
[4]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	7,920	5,023
[4]	Bon Secours Mercy Health Inc.	4.302%	7/1/2028	20,339	20,434
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	17,085	16,553
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	8,245	7,328
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	63,155	49,882
	Bristol-Myers Squibb Co.	5.500%	2/22/2044	11,320	11,212
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	5,703	4,853
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	55,913	44,766
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	30,842	29,729
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	7,600	5,371
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	70,051	67,046
[4]	Cedars-Sinai Health System	2.288%	8/15/2031	43,795	39,178
[4]	Children's Hospital Corp.	2.585%	2/1/2050	5,460	3,250
	CommonSpirit Health	3.347%	10/1/2029	36,655	35,338
	CommonSpirit Health	2.782%	10/1/2030	21,827	20,180
	CommonSpirit Health	5.205%	12/1/2031	40,770	42,152
[4]	CommonSpirit Health	4.350%	11/1/2042	28,315	23,975
	CommonSpirit Health	3.910%	10/1/2050	4,370	3,186
[4]	Cottage Health Obligated Group	3.304%	11/1/2049	9,875	6,765
[6]	CSL Finance plc	4.250%	4/27/2032	31,340	30,736
[6]	CSL Finance plc	4.750%	4/27/2052	1,160	992
	CVS Health Corp.	5.400%	6/1/2029	4,125	4,262
	CVS Health Corp.	5.300%	6/1/2033	17,945	18,164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CVS Health Corp.	5.700%	6/1/2034	9,700	10,003
	CVS Health Corp.	4.875%	7/20/2035	1,375	1,319
	CVS Health Corp.	5.050%	3/25/2048	9,700	8,328
	CVS Health Corp.	6.050%	6/1/2054	28,714	27,873
	Elevance Health Inc.	4.101%	3/1/2028	8,486	8,479
	Elevance Health Inc.	2.550%	3/15/2031	26,925	24,394
	Elevance Health Inc.	5.500%	10/15/2032	7,525	7,840
	Eli Lilly & Co.	4.875%	2/27/2053	8,710	7,850
	Eli Lilly & Co.	5.050%	8/14/2054	13,505	12,506
	Eli Lilly & Co.	4.950%	2/27/2063	7,570	6,740
	Eli Lilly & Co.	5.200%	8/14/2064	4,570	4,225
	GE HealthCare Technologies Inc.	4.800%	1/15/2031	29,306	29,801
	GE HealthCare Technologies Inc.	5.500%	6/15/2035	31,849	32,747
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	9,700	10,372
	Gilead Sciences Inc.	2.600%	10/1/2040	24,487	17,620
	Gilead Sciences Inc.	4.150%	3/1/2047	14,930	12,196
	GlaxoSmithKline Capital Inc.	5.375%	4/15/2034	10,639	11,140
	HCA Inc.	5.450%	4/1/2031	10,175	10,562
	HCA Inc.	6.000%	4/1/2054	21,345	20,592
	Humana Inc.	5.875%	3/1/2033	17,155	17,911
	Humana Inc.	5.950%	3/15/2034	9,700	10,153
	Humana Inc.	6.000%	5/1/2055	9,700	9,305
[4]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	12,370	7,647
	Inova Health System Foundation	4.068%	5/15/2052	20,740	16,198
	Kaiser Foundation Hospitals	3.150%	5/1/2027	10,731	10,590
[4]	Kaiser Foundation Hospitals	2.810%	6/1/2041	37,455	26,996
	Kaiser Foundation Hospitals	4.150%	5/1/2047	14,000	11,456
[4]	Kaiser Foundation Hospitals	3.002%	6/1/2051	36,720	23,524
[4]	Mass General Brigham Inc.	3.192%	7/1/2049	12,361	8,379
[4]	Mass General Brigham Inc.	3.342%	7/1/2060	32,045	20,676
[4]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	18,985	12,226
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	5,380	4,243
[4]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	5,910	4,708
	Merck & Co. Inc.	4.150%	5/18/2043	22,090	18,764
	Merck & Co. Inc.	4.000%	3/7/2049	32,385	25,472
	Merck & Co. Inc.	5.150%	5/17/2063	9,700	8,797
	Novartis Capital Corp.	4.400%	5/6/2044	25,896	22,922
	OhioHealth Corp.	2.297%	11/15/2031	26,665	23,856
	OhioHealth Corp.	2.834%	11/15/2041	16,515	11,766
	Pfizer Inc.	3.450%	3/15/2029	70,335	69,259
	Pfizer Inc.	1.700%	5/28/2030	6,065	5,430
	Pfizer Inc.	4.100%	9/15/2038	53,995	48,527
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	9,700	9,723
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	26,307	24,887
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	36,489	33,983
[4]	Piedmont Healthcare Inc.	2.044%	1/1/2032	8,825	7,512
[4]	Piedmont Healthcare Inc.	2.719%	1/1/2042	8,830	6,136
	Piedmont Healthcare Inc.	2.864%	1/1/2052	11,725	7,240
[4]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	17,470	16,302
	Providence St. Joseph Health Obligated Group	5.369%	10/1/2032	31,285	32,119
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	14,986	15,260
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	11,805	8,919
[6]	Roche Holdings Inc.	2.607%	12/13/2051	8,330	4,987
	Royalty Pharma plc	5.400%	9/2/2034	8,495	8,608
	Royalty Pharma plc	3.300%	9/2/2040	5,158	3,899
	Royalty Pharma plc	3.550%	9/2/2050	9,555	6,444
	Royalty Pharma plc	5.900%	9/2/2054	17,095	16,400
[4]	SSM Health Care Corp.	3.823%	6/1/2027	34,910	34,742
[4]	Sutter Health	2.294%	8/15/2030	9,670	8,830
[4]	Sutter Health	5.213%	8/15/2032	12,505	12,939
[4]	Sutter Health	5.537%	8/15/2035	34,775	36,272
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	26,687	24,194
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	14,709	15,032
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	13,665	10,290
	Toledo Hospital	5.750%	11/15/2038	8,920	8,970
	UnitedHealth Group Inc.	3.850%	6/15/2028	34,565	34,401
	UnitedHealth Group Inc.	2.000%	5/15/2030	7,515	6,793
	UnitedHealth Group Inc.	2.300%	5/15/2031	14,960	13,357
	UnitedHealth Group Inc.	3.500%	8/15/2039	7,480	6,067
	UnitedHealth Group Inc.	2.750%	5/15/2040	8,505	6,178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	5.950%	2/15/2041	10,250	10,586
	UnitedHealth Group Inc.	3.050%	5/15/2041	13,467	9,928
	UnitedHealth Group Inc.	4.250%	3/15/2043	47,400	39,735
	UnitedHealth Group Inc.	4.750%	7/15/2045	20,765	18,286
	UnitedHealth Group Inc.	4.200%	1/15/2047	8,620	6,906
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,985	3,704
	UnitedHealth Group Inc.	4.250%	6/15/2048	39,913	31,868
	UnitedHealth Group Inc.	4.450%	12/15/2048	4,970	4,084
	UnitedHealth Group Inc.	2.900%	5/15/2050	31,449	19,357
	UnitedHealth Group Inc.	3.250%	5/15/2051	40,050	26,162
	UnitedHealth Group Inc.	4.750%	5/15/2052	7,175	6,032
	UnitedHealth Group Inc.	5.875%	2/15/2053	28,326	27,983
	UnitedHealth Group Inc.	5.375%	4/15/2054	7,600	6,998
	UnitedHealth Group Inc.	5.625%	7/15/2054	28,903	27,512
	Wyeth LLC	6.500%	2/1/2034	6,460	7,224
	Wyeth LLC	5.950%	4/1/2037	25,000	26,641
					2,195,295
Industrials (0.9%)
[6]	Ashtead Capital Inc.	2.450%	8/12/2031	17,915	15,695
[6]	Ashtead Capital Inc.	5.500%	8/11/2032	10,173	10,401
[6]	Ashtead Capital Inc.	5.550%	5/30/2033	4,400	4,479
[6]	Ashtead Capital Inc.	5.950%	10/15/2033	8,445	8,834
[6]	Ashtead Capital Inc.	5.800%	4/15/2034	32,455	33,576
[6]	BAE Systems Holdings Inc.	3.850%	12/15/2025	11,010	10,988
[6]	BAE Systems plc	3.400%	4/15/2030	15,580	15,032
[6]	BAE Systems plc	5.250%	3/26/2031	6,175	6,433
[6]	BAE Systems plc	5.300%	3/26/2034	17,945	18,402
	Boeing Co.	8.625%	11/15/2031	8,715	10,392
	Boeing Co.	6.528%	5/1/2034	21,389	23,412
	Boeing Co.	6.858%	5/1/2054	9,800	10,754
	Boeing Co.	5.930%	5/1/2060	39,443	37,856
	Burlington Northern Santa Fe LLC	5.750%	5/1/2040	14,790	15,462
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	6,680	5,883
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	13,365	11,126
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	2,715	2,175
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	9,950	6,491
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	20,000	13,665
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	17,935	11,098
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	2,609	2,165
	Canadian National Railway Co.	2.450%	5/1/2050	6,870	4,009
	Canadian Pacific Railway Co.	2.450%	12/2/2031	6,400	5,671
	Canadian Pacific Railway Co.	4.950%	8/15/2045	16,985	15,498
	Caterpillar Inc.	5.200%	5/15/2035	25,685	26,325
[6]	Daimler Truck Finance North America LLC	5.000%	1/15/2027	6,890	6,957
[6]	Daimler Truck Finance North America LLC	3.650%	4/7/2027	17,489	17,336
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	4,630	4,715
[6]	Daimler Truck Finance North America LLC	4.650%	10/12/2030	14,965	15,014
[6]	Daimler Truck Finance North America LLC	5.375%	1/18/2034	11,760	11,954
	Deere & Co.	7.125%	3/3/2031	17,500	19,992
	Eaton Corp.	4.700%	8/23/2052	5,205	4,607
[6]	Element Fleet Management Corp.	5.643%	3/13/2027	14,900	15,178
[6]	ERAC USA Finance LLC	5.000%	2/15/2029	8,975	9,195
[6]	ERAC USA Finance LLC	4.900%	5/1/2033	45,854	46,287
[6]	ERAC USA Finance LLC	5.200%	10/30/2034	22,750	23,248
[6]	ERAC USA Finance LLC	5.625%	3/15/2042	21,787	21,648
[6]	ERAC USA Finance LLC	5.400%	5/1/2053	27,091	26,010
	Honeywell International Inc.	4.250%	1/15/2029	26,905	27,044
	Honeywell International Inc.	4.875%	9/1/2029	5,325	5,482
	Honeywell International Inc.	5.000%	2/15/2033	16,676	16,994
	Honeywell International Inc.	5.375%	3/1/2041	4,260	4,325
	John Deere Capital Corp.	4.500%	1/16/2029	22,410	22,759
	John Deere Capital Corp.	4.400%	9/8/2031	6,400	6,432
[4]	John Deere Capital Corp.	5.150%	9/8/2033	17,329	17,956
	Lockheed Martin Corp.	1.850%	6/15/2030	1,700	1,532
	Lockheed Martin Corp.	4.500%	5/15/2036	8,015	7,722
	Lockheed Martin Corp.	4.700%	5/15/2046	16,665	14,861
	Lockheed Martin Corp.	5.700%	11/15/2054	19,676	19,641
	Northrop Grumman Corp.	4.650%	7/15/2030	7,535	7,656
	Northrop Grumman Corp.	5.250%	7/15/2035	9,120	9,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regal Rexnord Corp.	6.050%	2/15/2026	7,196	7,227
	Republic Services Inc.	2.375%	3/15/2033	29,945	25,816
	Republic Services Inc.	5.000%	12/15/2033	8,415	8,611
	RTX Corp.	4.125%	11/16/2028	3,840	3,842
	RTX Corp.	4.450%	11/16/2038	1,210	1,119
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/2028	20,360	19,307
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/2031	33,030	29,680
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/2045	31,740	27,637
	Teledyne Technologies Inc.	2.250%	4/1/2028	30,011	28,585
	Teledyne Technologies Inc.	2.750%	4/1/2031	30,128	27,579
	Trane Technologies Financing Ltd.	5.250%	3/3/2033	16,705	17,257
	Union Pacific Corp.	2.800%	2/14/2032	357	324
	Union Pacific Corp.	3.375%	2/14/2042	17,635	13,608
	Union Pacific Corp.	3.250%	2/5/2050	1,409	958
	Union Pacific Corp.	3.799%	10/1/2051	24,211	18,053
	Union Pacific Corp.	5.600%	12/1/2054	7,600	7,476
	Union Pacific Corp.	3.750%	2/5/2070	13,510	9,044
[4]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	3,068	3,043
	United Parcel Service Inc.	5.950%	5/14/2055	13,680	13,847
	United Parcel Service Inc.	6.050%	5/14/2065	12,070	12,218
	Waste Connections Inc.	5.250%	9/1/2035	8,710	8,903
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	8,170	8,348
	Westinghouse Air Brake Technologies Corp.	5.500%	5/29/2035	9,650	9,901
					1,012,068
Materials (0.3%)
[6]	Anglo American Capital plc	2.625%	9/10/2030	11,975	10,941
	CRH SMW Finance DAC	5.125%	1/9/2030	24,110	24,798
	Glencore Canada Corp.	6.200%	6/15/2035	4,406	4,655
[6]	Glencore Finance Canada Ltd.	6.000%	11/15/2041	2,711	2,741
[6]	Glencore Funding LLC	4.875%	3/12/2029	6,929	7,042
[6]	Glencore Funding LLC	5.371%	4/4/2029	37,393	38,536
[6]	Glencore Funding LLC	5.186%	4/1/2030	13,315	13,676
[6]	Glencore Funding LLC	6.375%	10/6/2030	36,446	39,310
[6]	Glencore Funding LLC	2.625%	9/23/2031	8,527	7,608
[6]	Glencore Funding LLC	5.700%	5/8/2033	1,565	1,634
[6]	Glencore Funding LLC	6.500%	10/6/2033	20,705	22,590
[6]	Glencore Funding LLC	5.634%	4/4/2034	59,017	60,578
[6]	Glencore Funding LLC	5.673%	4/1/2035	29,650	30,289
[6]	Glencore Funding LLC	3.875%	4/27/2051	2,360	1,713
[6]	Glencore Funding LLC	3.375%	9/23/2051	8,466	5,598
[6]	Glencore Funding LLC	5.893%	4/4/2054	24,895	24,316
[6]	Glencore Funding LLC	6.141%	4/1/2055	32,115	32,283
	Rio Tinto Finance USA plc	5.000%	3/14/2032	9,700	9,941
	Rio Tinto Finance USA plc	5.250%	3/14/2035	7,600	7,739
	Rio Tinto Finance USA plc	5.750%	3/14/2055	14,655	14,614
	Rio Tinto Finance USA plc	5.875%	3/14/2065	4,375	4,381
					364,983
Real Estate (0.9%)
	American Tower Corp.	3.800%	8/15/2029	51,672	50,609
	American Tower Corp.	5.000%	1/31/2030	12,275	12,564
	American Tower Corp.	5.450%	2/15/2034	1,615	1,665
	Cousins Properties LP	5.250%	7/15/2030	7,360	7,553
	Crown Castle Inc.	4.800%	9/1/2028	10,233	10,350
	Crown Castle Inc.	4.300%	2/15/2029	7,829	7,787
	Crown Castle Inc.	5.600%	6/1/2029	9,760	10,140
	Crown Castle Inc.	4.900%	9/1/2029	12,995	13,164
	Crown Castle Inc.	3.300%	7/1/2030	28,120	26,559
	Crown Castle Inc.	2.250%	1/15/2031	4,561	4,039
	Crown Castle Inc.	2.100%	4/1/2031	17,094	14,902
	Crown Castle Inc.	2.500%	7/15/2031	18,030	15,959
	Crown Castle Inc.	5.100%	5/1/2033	20,440	20,500
	Crown Castle Inc.	5.800%	3/1/2034	19,258	20,096
	Crown Castle Inc.	5.200%	9/1/2034	18,859	18,830
	Crown Castle Inc.	4.000%	11/15/2049	7,282	5,418
	CubeSmart LP	2.250%	12/15/2028	12,135	11,422
	CubeSmart LP	2.500%	2/15/2032	7,767	6,762
	DOC DR LLC	2.625%	11/1/2031	6,460	5,758
	Extra Space Storage LP	5.500%	7/1/2030	16,310	17,039
	Extra Space Storage LP	5.900%	1/15/2031	25,059	26,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Extra Space Storage LP	4.950%	1/15/2033	17,535	17,587
	Extra Space Storage LP	5.350%	1/15/2035	26,445	26,681
	GLP Capital LP	5.250%	2/15/2033	11,975	11,954
	GLP Capital LP	5.750%	11/1/2037	16,945	16,670
	Healthpeak OP LLC	2.125%	12/1/2028	30,395	28,434
	Healthpeak OP LLC	3.000%	1/15/2030	26,475	25,067
	Healthpeak OP LLC	4.750%	1/15/2033	28,630	28,446
	Kite Realty Group LP	5.200%	8/15/2032	3,215	3,264
	NNN REIT Inc.	5.500%	6/15/2034	16,311	16,782
	Prologis LP	4.750%	1/15/2031	10,118	10,317
	Prologis LP	5.250%	5/15/2035	24,200	24,681
	Realty Income Corp.	2.200%	6/15/2028	24,400	23,237
	Realty Income Corp.	4.700%	12/15/2028	27,200	27,663
	Realty Income Corp.	3.250%	1/15/2031	12,940	12,225
	Realty Income Corp.	2.850%	12/15/2032	25,860	22,947
	Realty Income Corp.	4.900%	7/15/2033	26,434	26,532
	Realty Income Corp.	5.125%	2/15/2034	25,644	26,102
	Realty Income Corp.	5.125%	4/15/2035	23,700	23,849
[6]	SBA Tower Trust	1.884%	1/15/2026	8,960	8,858
[6]	SBA Tower Trust	1.631%	11/15/2026	34,975	33,832
[6]	SBA Tower Trust	1.840%	4/15/2027	54,190	51,886
[6]	SBA Tower Trust	2.593%	10/15/2031	51,750	45,707
[6]	Scentre Group Trust 1	4.375%	5/28/2030	19,110	19,135
	Simon Property Group LP	2.450%	9/13/2029	19,865	18,628
	Simon Property Group LP	4.750%	9/26/2034	16,100	15,828
	VICI Properties LP	4.950%	2/15/2030	4,675	4,728
	VICI Properties LP	5.125%	11/15/2031	16,100	16,265
	VICI Properties LP	5.125%	5/15/2032	2,670	2,677
	VICI Properties LP	5.750%	4/1/2034	8,415	8,659
	VICI Properties LP	6.125%	4/1/2054	25,062	24,366
	Welltower OP LLC	5.125%	7/1/2035	42,295	42,550
					973,271
Technology (1.6%)
	Apple Inc.	3.850%	5/4/2043	48,000	40,089
	Apple Inc.	3.450%	2/9/2045	5,075	3,933
	Apple Inc.	4.650%	2/23/2046	5,600	5,113
	Apple Inc.	2.650%	5/11/2050	24,045	14,880
	Apple Inc.	2.650%	2/8/2051	27,145	16,654
	Apple Inc.	3.950%	8/8/2052	12,831	10,101
	Automatic Data Processing Inc.	4.750%	5/8/2032	50,055	51,144
	Broadcom Corp.	3.875%	1/15/2027	11,385	11,337
	Broadcom Inc.	4.110%	9/15/2028	37,859	37,836
	Broadcom Inc.	4.750%	4/15/2029	6,460	6,575
	Broadcom Inc.	5.050%	7/12/2029	29,470	30,296
	Broadcom Inc.	4.350%	2/15/2030	16,755	16,783
	Broadcom Inc.	4.600%	7/15/2030	50,145	50,636
	Broadcom Inc.	4.150%	11/15/2030	24,480	24,239
[4]	Broadcom Inc.	4.550%	2/15/2032	8,245	8,213
	Broadcom Inc.	4.900%	7/15/2032	55,023	55,673
[6]	Broadcom Inc.	2.600%	2/15/2033	31,355	27,075
[6]	Broadcom Inc.	3.419%	4/15/2033	39,960	36,395
[6]	Broadcom Inc.	3.187%	11/15/2036	7,097	5,905
[6]	Broadcom Inc.	3.500%	2/15/2041	12,325	9,777
	Cisco Systems Inc.	4.950%	2/26/2031	28,815	29,823
	Cisco Systems Inc.	5.050%	2/26/2034	34,695	35,625
	Cisco Systems Inc.	5.300%	2/26/2054	10,840	10,398
[6]	Constellation Software Inc.	5.158%	2/16/2029	19,494	19,970
[6]	Constellation Software Inc.	5.461%	2/16/2034	12,465	12,726
[6]	Foundry JV Holdco LLC	5.900%	1/25/2030	27,040	28,539
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	15,655	16,648
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	15,105	15,836
[6]	Foundry JV Holdco LLC	6.250%	1/25/2035	60,292	63,874
[6]	Foundry JV Holdco LLC	6.200%	1/25/2037	28,810	30,304
[6]	Foundry JV Holdco LLC	6.400%	1/25/2038	47,413	50,546
	Intel Corp.	2.000%	8/12/2031	3,635	3,148
	Intel Corp.	5.625%	2/10/2043	38,241	36,217
	Intel Corp.	4.100%	5/19/2046	45,545	34,101
	Intel Corp.	4.100%	5/11/2047	25,055	18,541
	Intel Corp.	3.250%	11/15/2049	5,250	3,292

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	3.050%	8/12/2051	4,565	2,699
	Intel Corp.	4.900%	8/5/2052	16,659	13,545
	Intel Corp.	5.700%	2/10/2053	5,250	4,821
	Intel Corp.	5.600%	2/21/2054	10,835	9,834
	International Business Machines Corp.	3.500%	5/15/2029	99,238	97,250
	International Business Machines Corp.	1.950%	5/15/2030	8,245	7,447
	International Business Machines Corp.	4.150%	5/15/2039	18,461	16,267
	International Business Machines Corp.	4.250%	5/15/2049	26,888	21,486
[4]	International Business Machines Corp.	5.700%	2/10/2055	64,628	63,451
	Intuit Inc.	5.200%	9/15/2033	35,655	36,939
	Intuit Inc.	5.500%	9/15/2053	23,194	22,733
	J Paul Getty Trust	4.905%	4/1/2035	18,330	18,651
	KLA Corp.	4.950%	7/15/2052	31,510	28,514
	Micron Technology Inc.	4.663%	2/15/2030	17,806	17,907
	Micron Technology Inc.	5.650%	11/1/2032	14,000	14,623
	Microsoft Corp.	3.450%	8/8/2036	31,097	28,060
	Microsoft Corp.	2.525%	6/1/2050	107,844	65,880
	Microsoft Corp.	2.500%	9/15/2050	16,363	9,938
	Microsoft Corp.	2.921%	3/17/2052	119,367	78,247
	Oracle Corp.	3.250%	11/15/2027	48,711	47,760
	Oracle Corp.	5.250%	2/3/2032	7,805	8,025
	Oracle Corp.	4.300%	7/8/2034	9,069	8,587
	Oracle Corp.	4.700%	9/27/2034	50,465	48,734
	Oracle Corp.	3.800%	11/15/2037	17,745	15,118
	Oracle Corp.	3.600%	4/1/2040	8,400	6,657
	Oracle Corp.	3.650%	3/25/2041	17,902	14,004
	Oracle Corp.	4.500%	7/8/2044	33,877	28,321
	Oracle Corp.	4.125%	5/15/2045	30,313	23,848
	Oracle Corp.	4.000%	7/15/2046	3,800	2,893
	Oracle Corp.	3.950%	3/25/2051	8,892	6,407
	Oracle Corp.	6.000%	8/3/2055	29,200	28,459
	Oracle Corp.	4.100%	3/25/2061	3,777	2,643
	QUALCOMM Inc.	2.150%	5/20/2030	29,475	27,047
	QUALCOMM Inc.	4.500%	5/20/2030	12,495	12,695
	QUALCOMM Inc.	5.000%	5/20/2035	23,510	23,734
	QUALCOMM Inc.	4.800%	5/20/2045	12,860	11,736
	QUALCOMM Inc.	4.300%	5/20/2047	1,255	1,050
	QUALCOMM Inc.	4.500%	5/20/2052	16,672	13,992
	S&P Global Inc.	2.700%	3/1/2029	3,693	3,532
	S&P Global Inc.	3.700%	3/1/2052	33,425	24,955
	Synopsys Inc.	4.850%	4/1/2030	38,755	39,533
	Synopsys Inc.	5.000%	4/1/2032	42,325	43,162
	Synopsys Inc.	5.700%	4/1/2055	16,050	15,735
[6]	UL Solutions Inc.	6.500%	10/20/2028	12,800	13,557
					1,902,718
Utilities (3.2%)
[4]	AEP Texas Inc.	4.150%	5/1/2049	5,065	3,820
[4]	AEP Texas Inc.	3.450%	1/15/2050	11,200	7,565
[4]	AEP Transmission Co. LLC	4.500%	6/15/2052	9,195	7,699
	AEP Transmission Co. LLC	5.400%	3/15/2053	6,460	6,190
	Alabama Power Co.	5.700%	2/15/2033	15,000	15,877
	Alabama Power Co.	5.100%	4/2/2035	19,530	19,759
	Alabama Power Co.	6.000%	3/1/2039	21,773	23,342
	Alabama Power Co.	3.750%	3/1/2045	24,430	18,981
[4]	Alabama Power Co.	4.300%	7/15/2048	28,015	23,266
	Ameren Illinois Co.	3.800%	5/15/2028	22,215	22,134
	Ameren Illinois Co.	6.125%	12/15/2028	54,000	56,865
	Ameren Illinois Co.	3.700%	12/1/2047	5,045	3,806
[4]	Ameren Missouri Securitization Funding I LLC	4.850%	10/1/2039	15,255	15,225
	American Water Capital Corp.	2.950%	9/1/2027	9,975	9,770
	American Water Capital Corp.	4.450%	6/1/2032	22,115	22,000
	American Water Capital Corp.	4.200%	9/1/2048	22,158	17,795
	American Water Capital Corp.	4.150%	6/1/2049	850	672
	American Water Capital Corp.	3.450%	5/1/2050	2,280	1,602
	Arizona Public Service Co.	6.350%	12/15/2032	6,080	6,610
	Arizona Public Service Co.	5.550%	8/1/2033	8,253	8,550
	Arizona Public Service Co.	5.900%	8/15/2055	14,025	13,971
	Atmos Energy Corp.	5.000%	12/15/2054	14,100	12,684
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	5,000	4,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	6,549	4,107
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	29,775	32,109
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	830	882
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	10,715	10,183
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	15,865	12,583
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	47,777	39,699
[6]	Boston Gas Co.	3.150%	8/1/2027	5,385	5,275
[6]	Boston Gas Co.	3.001%	8/1/2029	5,970	5,698
[6]	Boston Gas Co.	3.757%	3/16/2032	4,225	3,946
[6]	Brooklyn Union Gas Co.	3.407%	3/10/2026	2,685	2,671
[6]	Brooklyn Union Gas Co.	4.273%	3/15/2048	27,737	21,541
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/2034	15,365	15,629
	CenterPoint Energy Houston Electric LLC	5.050%	3/1/2035	8,245	8,282
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	35,850	36,816
	CenterPoint Energy Resources Corp.	4.000%	4/1/2028	8,068	8,034
	CenterPoint Energy Resources Corp.	5.400%	3/1/2033	28,139	28,798
	CenterPoint Energy Resources Corp.	5.400%	7/1/2034	6,560	6,708
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	9,180	8,591
[4]	Cleco Securitization I LLC	4.646%	9/1/2042	27,070	25,733
	Commonwealth Edison Co.	4.350%	11/15/2045	13,610	11,428
	Commonwealth Edison Co.	3.650%	6/15/2046	2,165	1,638
[4]	Commonwealth Edison Co.	3.750%	8/15/2047	10,000	7,570
	Commonwealth Edison Co.	4.000%	3/1/2048	13,787	10,901
[4]	Commonwealth Edison Co.	3.850%	3/15/2052	3,755	2,788
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,900	4,224
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	36,735	31,477
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	2,729	2,121
[4]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	4,105	3,222
[4]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	1,690	1,307
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	27,865	18,285
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	12,957	13,541
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	68,575	57,285
[4]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/2057	9,500	7,000
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	48,966	39,462
	Dominion Energy Inc.	4.600%	5/15/2028	21,520	21,754
[4]	Dominion Energy Inc.	3.375%	4/1/2030	3,083	2,959
	Dominion Energy Inc.	5.375%	11/15/2032	7,542	7,789
[4]	Dominion Energy Inc.	5.250%	8/1/2033	5,706	5,776
[4]	Dominion Energy Inc.	4.900%	8/1/2041	5,800	5,219
[4]	Dominion Energy Inc.	4.600%	3/15/2049	27,385	22,424
[4]	Dominion Energy Inc.	4.850%	8/15/2052	30,363	25,582
	Dominion Energy South Carolina Inc.	6.625%	2/1/2032	4,886	5,428
	Dominion Energy South Carolina Inc.	5.800%	1/15/2033	9,000	9,417
	Dominion Energy South Carolina Inc.	5.300%	5/15/2033	1,438	1,486
	Dominion Energy South Carolina Inc.	6.050%	1/15/2038	44,155	47,166
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	2,945	2,923
	Dominion Energy South Carolina Inc.	5.100%	6/1/2065	29,850	26,266
	DTE Energy Co.	4.950%	7/1/2027	20,780	21,050
	DTE Energy Co.	5.200%	4/1/2030	18,065	18,624
[4]	Duke Energy Carolinas LLC	6.000%	12/1/2028	2,190	2,309
	Duke Energy Carolinas LLC	4.950%	1/15/2033	4,810	4,916
	Duke Energy Carolinas LLC	6.100%	6/1/2037	3,404	3,638
	Duke Energy Carolinas LLC	6.050%	4/15/2038	4,000	4,289
	Duke Energy Carolinas LLC	3.700%	12/1/2047	17,085	12,805
	Duke Energy Carolinas LLC	5.350%	1/15/2053	52,380	49,764
	Duke Energy Corp.	3.400%	6/15/2029	12,030	11,679
	Duke Energy Corp.	2.450%	6/1/2030	14,375	13,216
	Duke Energy Corp.	4.500%	8/15/2032	14,050	13,864
	Duke Energy Corp.	3.300%	6/15/2041	39,505	29,751
	Duke Energy Corp.	4.800%	12/15/2045	44,700	38,785
	Duke Energy Corp.	3.750%	9/1/2046	22,085	16,435
	Duke Energy Corp.	4.200%	6/15/2049	25,820	19,957
	Duke Energy Corp.	3.500%	6/15/2051	34,035	23,209
	Duke Energy Corp.	5.000%	8/15/2052	43,405	37,857
	Duke Energy Florida LLC	6.350%	9/15/2037	8,000	8,758
	Duke Energy Florida LLC	6.400%	6/15/2038	27,055	29,957
	Duke Energy Florida LLC	3.400%	10/1/2046	6,460	4,643
	Duke Energy Florida LLC	5.950%	11/15/2052	11,250	11,533
	Duke Energy Progress LLC	3.400%	4/1/2032	15,845	14,908
	Duke Energy Progress LLC	5.050%	3/15/2035	43,780	44,206

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	6.300%	4/1/2038	14,705	16,088
	Duke Energy Progress LLC	4.100%	3/15/2043	615	511
	Duke Energy Progress LLC	4.200%	8/15/2045	40,400	33,397
	Duke Energy Progress LLC	2.500%	8/15/2050	2,475	1,440
	Duke Energy Progress LLC	2.900%	8/15/2051	2,450	1,515
	Duke Energy Progress LLC	4.000%	4/1/2052	4,185	3,196
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/2037	34,870	29,283
[6]	East Ohio Gas Co.	2.000%	6/15/2030	8,960	8,040
[6]	East Ohio Gas Co.	3.000%	6/15/2050	13,050	8,108
	Emera US Finance LP	3.550%	6/15/2026	25,624	25,410
	Emera US Finance LP	4.750%	6/15/2046	5,700	4,748
	Entergy Louisiana LLC	3.120%	9/1/2027	14,935	14,671
	Evergy Kansas Central Inc.	3.250%	9/1/2049	5,062	3,340
[4]	Evergy Metro Inc.	2.250%	6/1/2030	5,680	5,195
	Evergy Metro Inc.	4.200%	3/15/2048	3,419	2,719
[4]	Eversource Energy	3.300%	1/15/2028	12,335	12,081
	Eversource Energy	5.450%	3/1/2028	24,675	25,366
	Eversource Energy	5.950%	2/1/2029	2,500	2,623
[4]	Eversource Energy	4.250%	4/1/2029	2,182	2,175
[4]	Eversource Energy	1.650%	8/15/2030	2,500	2,194
	Eversource Energy	3.375%	3/1/2032	5,495	5,044
	Eversource Energy	5.125%	5/15/2033	1,170	1,175
	Exelon Corp.	3.350%	3/15/2032	18,315	17,012
	FirstEnergy Corp.	2.650%	3/1/2030	4,675	4,337
[4]	FirstEnergy Corp.	2.250%	9/1/2030	14,331	12,870
[4]	FirstEnergy Corp.	3.400%	3/1/2050	16,160	10,846
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/2026	910	913
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	1,910	1,955
[6]	FirstEnergy Pennsylvania Electric Co.	4.300%	1/15/2029	6,572	6,567
	FirstEnergy Transmission LLC	5.000%	1/15/2035	15,477	15,347
	Florida Power & Light Co.	5.650%	2/1/2035	50,000	52,303
	Florida Power & Light Co.	4.950%	6/1/2035	10,000	10,046
	Florida Power & Light Co.	5.650%	2/1/2037	5,000	5,234
	Florida Power & Light Co.	5.950%	2/1/2038	21,188	22,756
	Florida Power & Light Co.	3.700%	12/1/2047	13,702	10,361
	Florida Power & Light Co.	5.300%	4/1/2053	17,250	16,388
	Fortis Inc.	3.055%	10/4/2026	28,565	28,135
	Georgia Power Co.	4.850%	3/15/2031	14,715	15,073
	Georgia Power Co.	4.700%	5/15/2032	29,820	29,991
	Georgia Power Co.	4.950%	5/17/2033	26,485	26,817
	Georgia Power Co.	5.250%	3/15/2034	15,025	15,412
	Georgia Power Co.	5.200%	3/15/2035	30,165	30,604
	Georgia Power Co.	5.400%	6/1/2040	6,665	6,776
[4]	Georgia Power Co.	4.750%	9/1/2040	34,703	32,575
	Georgia Power Co.	4.300%	3/15/2042	14,834	12,815
	Georgia Power Co.	5.125%	5/15/2052	19,840	18,397
	Indiana Michigan Power Co.	4.250%	8/15/2048	14,980	11,856
	Jersey Central Power & Light Co.	5.100%	1/15/2035	35,095	35,156
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	20,865	19,710
[6]	KeySpan Gas East Corp.	2.742%	8/15/2026	25,345	24,896
[6]	Massachusetts Electric Co.	1.729%	11/24/2030	990	860
[6]	Massachusetts Electric Co.	5.900%	11/15/2039	21,565	22,223
	MidAmerican Energy Co.	4.400%	10/15/2044	1,050	898
	MidAmerican Energy Co.	4.250%	5/1/2046	5,485	4,547
	MidAmerican Energy Co.	4.250%	7/15/2049	6,595	5,335
	MidAmerican Energy Co.	3.150%	4/15/2050	38,026	25,423
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/2028	3,170	3,158
[4]	Mississippi Power Co.	4.250%	3/15/2042	7,024	6,020
[6]	Monongahela Power Co.	5.400%	12/15/2043	4,570	4,447
[4]	Nevada Power Co.	3.125%	8/1/2050	15,345	9,739
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/2028	38,470	38,441
[6]	Niagara Mohawk Power Corp.	4.647%	10/3/2030	2,500	2,511
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/2050	14,840	9,232
	NiSource Inc.	5.250%	3/30/2028	19,368	19,885
	NiSource Inc.	5.200%	7/1/2029	7,275	7,505
	NiSource Inc.	5.250%	2/15/2043	22,833	21,435
	NiSource Inc.	4.800%	2/15/2044	12,750	11,305
	NiSource Inc.	5.000%	6/15/2052	19,985	17,489
	Northern States Power Co.	2.250%	4/1/2031	4,940	4,487
	Northern States Power Co.	6.250%	6/1/2036	41,755	45,955

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Oglethorpe Power Corp.	6.191%	1/1/2031	27,424	28,649
	Oglethorpe Power Corp.	5.950%	11/1/2039	6,075	6,270
	Oglethorpe Power Corp.	4.550%	6/1/2044	1,825	1,527
	Oglethorpe Power Corp.	4.250%	4/1/2046	19,060	14,824
	Oglethorpe Power Corp.	4.500%	4/1/2047	4,095	3,370
	Oglethorpe Power Corp.	5.050%	10/1/2048	4,690	4,175
	Oglethorpe Power Corp.	5.800%	6/1/2054	5,525	5,324
[6]	Ohio Edison Co.	4.950%	12/15/2029	6,710	6,851
	Oncor Electric Delivery Co. LLC	4.150%	6/1/2032	4,425	4,290
	Oncor Electric Delivery Co. LLC	4.550%	9/15/2032	19,394	19,275
	Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	37,160	39,332
	Oncor Electric Delivery Co. LLC	4.550%	12/1/2041	10,735	9,533
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	23,120	13,627
	Oncor Electric Delivery Co. LLC	4.600%	6/1/2052	26,115	21,551
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	3,788	3,363
	Pacific Gas & Electric Co.	6.950%	3/15/2034	22,565	24,705
	Pacific Gas & Electric Co.	5.800%	5/15/2034	5,110	5,221
	Pacific Gas & Electric Co.	4.950%	7/1/2050	6,749	5,585
	PECO Energy Co.	2.850%	9/15/2051	8,000	4,970
	PECO Energy Co.	4.600%	5/15/2052	12,845	11,021
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/2036	3,775	3,067
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/2046	16,989	12,151
[4]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/2047	12,150	10,592
[4]	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/2047	25,815	24,507
[4]	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/2052	23,500	21,501
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	9,130	8,025
	Potomac Electric Power Co.	6.500%	11/15/2037	25,000	27,893
	Public Service Co. of New Hampshire	5.350%	10/1/2033	6,460	6,741
	Public Service Co. of Oklahoma	5.200%	1/15/2035	9,700	9,727
	Public Service Co. of Oklahoma	5.450%	1/15/2036	42,660	43,169
[4]	Public Service Electric & Gas Co.	5.050%	3/1/2035	25,502	25,845
[4]	Public Service Electric & Gas Co.	5.500%	3/1/2055	17,167	16,805
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	17,595	18,153
	Public Service Enterprise Group Inc.	5.450%	4/1/2034	11,295	11,609
	Public Service Enterprise Group Inc.	5.400%	3/15/2035	23,120	23,581
[4]	San Diego Gas & Electric Co.	1.700%	10/1/2030	4,940	4,354
[4]	San Diego Gas & Electric Co.	3.750%	6/1/2047	5,390	4,025
	San Diego Gas & Electric Co.	4.150%	5/15/2048	5,940	4,703
[4]	San Diego Gas & Electric Co.	2.950%	8/15/2051	714	449
	San Diego Gas & Electric Co.	3.700%	3/15/2052	29,320	20,876
	San Diego Gas & Electric Co.	5.350%	4/1/2053	34,130	31,781
[4]	SCE Recovery Funding LLC	0.861%	11/15/2031	6,389	5,730
[4]	SCE Recovery Funding LLC	1.942%	5/15/2038	3,655	2,811
[4]	SCE Recovery Funding LLC	2.510%	11/15/2043	3,310	2,219
	Sempra	3.250%	6/15/2027	80,765	79,344
	Sempra	3.700%	4/1/2029	2,295	2,249
	Sempra	6.000%	10/15/2039	14,800	15,133
	Southern California Edison Co.	5.150%	6/1/2029	32,950	33,658
	Southern California Edison Co.	5.450%	6/1/2031	21,160	21,890
	Southern California Edison Co.	6.000%	1/15/2034	7,695	7,999
	Southern California Edison Co.	5.450%	3/1/2035	27,530	27,704
[4]	Southern California Edison Co.	5.350%	7/15/2035	4,320	4,316
[4]	Southern California Edison Co.	5.550%	1/15/2037	50,475	50,083
[4]	Southern California Edison Co.	5.950%	2/1/2038	40,000	40,893
	Southern California Edison Co.	6.050%	3/15/2039	1,980	2,034
	Southern California Edison Co.	4.650%	10/1/2043	3,255	2,740
	Southern California Edison Co.	3.650%	2/1/2050	5,405	3,717
	Southern California Edison Co.	5.700%	3/1/2053	3,452	3,186
	Southern California Edison Co.	5.875%	12/1/2053	9,878	9,392
	Southern California Edison Co.	6.200%	9/15/2055	26,338	26,139
	Southern California Gas Co.	6.350%	11/15/2052	17,580	18,706
	Southern Co.	3.250%	7/1/2026	30,885	30,611
	Southern Co.	4.400%	7/1/2046	67,042	55,764
	Southern Co. Gas Capital Corp.	5.750%	9/15/2033	6,670	7,025
	Southwest Gas Corp.	2.200%	6/15/2030	6,310	5,708
	Southwestern Electric Power Co.	6.200%	3/15/2040	9,800	10,221
	Southwestern Public Service Co.	3.700%	8/15/2047	3,756	2,739
	Tampa Electric Co.	4.900%	3/1/2029	8,065	8,249
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/2042	39,235	38,417
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/2046	18,860	17,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/2050	17,640	16,636
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	9,125	9,346
	Tucson Electric Power Co.	5.500%	4/15/2053	6,825	6,399
	Tucson Electric Power Co.	5.900%	4/15/2055	6,740	6,653
	Union Electric Co.	4.000%	4/1/2048	14,316	11,255
	Union Electric Co.	3.900%	4/1/2052	8,575	6,466
	Union Electric Co.	5.450%	3/15/2053	8,045	7,685
[4]	Virginia Electric & Power Co.	3.500%	3/15/2027	16,025	15,899
	Virginia Electric & Power Co.	5.150%	3/15/2035	6,565	6,621
[4]	Virginia Electric & Power Co.	6.000%	5/15/2037	1,740	1,850
	Virginia Electric & Power Co.	5.650%	3/15/2055	17,575	17,244
	Wisconsin Electric Power Co.	5.700%	12/1/2036	17,280	18,548
	Wisconsin Public Service Corp.	6.080%	12/1/2028	45,000	46,930
					3,667,208
Total Corporate Bonds (Cost $27,187,174)					25,919,770
Sovereign Bonds (0.6%)
[4,6]	Bermuda	2.375%	8/20/2030	18,130	16,347
[4,6]	Bermuda	3.375%	8/20/2050	6,835	4,672
[4,6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/2050	20,705	14,054
	Equinor ASA	3.125%	4/6/2030	53,605	51,393
	Equinor ASA	5.125%	6/3/2035	73,102	74,487
[4,6]	Kingdom of Saudi Arabia	5.375%	1/13/2031	25,595	26,770
[4,6]	Kingdom of Saudi Arabia	5.750%	1/16/2054	23,848	23,083
[4,6]	NBN Co. Ltd.	1.625%	1/8/2027	26,265	25,412
[4,6]	NBN Co. Ltd.	2.625%	5/5/2031	37,954	34,641
[4,6]	NBN Co. Ltd.	2.500%	1/8/2032	77,087	67,975
[6]	OMERS Finance Trust	4.000%	4/20/2028	18,090	18,166
[4,6]	Qatar Energy	2.250%	7/12/2031	31,765	28,210
[4,6]	Qatar Energy	3.125%	7/12/2041	23,200	17,423
[4]	Republic of Chile	2.550%	7/27/2033	36,780	31,369
[4]	Republic of Chile	3.500%	1/31/2034	20,300	18,415
	Republic of Chile	3.500%	4/15/2053	20,175	14,000
[4,6]	Saudi Arabian Oil Co.	5.375%	6/2/2035	33,170	34,123
[4,6]	Saudi Arabian Oil Co.	6.375%	6/2/2055	26,705	27,527
	State of Israel	5.375%	3/12/2029	36,740	37,600
	State of Israel	5.500%	3/12/2034	17,400	17,709
	State of Israel	5.750%	3/12/2054	58,355	53,914
[4,6]	State of Qatar	4.400%	4/16/2050	14,035	11,992
[4,6]	UAE International Government Bond	4.951%	7/7/2052	13,725	12,860
[4]	United Mexican States	6.338%	5/4/2053	13,472	12,460
[4]	United Mexican States	6.400%	5/7/2054	18,655	17,316
Total Sovereign Bonds (Cost $739,984)					691,918
Taxable Municipal Bonds (1.3%)
	Alabama Federal Aid Highway Finance Authority SO Revenue	2.650%	9/1/2037	1,510	1,230
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.918%	4/1/2040	9,605	10,734
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	6.263%	4/1/2049	1,965	2,039
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	7.043%	4/1/2050	26,165	29,471
	Broward County FL Airport System Revenue	3.477%	10/1/2043	10,370	8,428
	California GO	7.550%	4/1/2039	12,375	14,839
	California GO	7.300%	10/1/2039	48,825	56,367
	California GO	5.875%	10/1/2041	29,515	30,626
	California Health Facilities Financing Authority Revenue	4.190%	6/1/2037	4,380	4,120
	California State University Systemwide Revenue	2.719%	11/1/2052	12,090	7,845
	California State University Systemwide Revenue	2.939%	11/1/2052	15,225	10,308
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	30,930	34,373
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	52,817	58,696
	Chicago IL Transit Authority Sales Tax Receipts Revenue	6.200%	12/1/2040	2,260	2,339
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	7,405	5,941
	Dallas-Fort Worth TX International Airport Revenue	2.843%	11/1/2046	18,860	13,401
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	2,695	2,168
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/2051	7,635	6,516
	Florida State Board of Administration Finance Corp. Revenue	1.705%	7/1/2027	29,555	28,386
[8]	Foothill-Eastern Transportation Corridor Agency CA Toll Road Revenue	3.924%	1/15/2053	11,545	8,612
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	67,210	71,661

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. California Revenue	2.746%	6/1/2034	2,430	2,135
	Golden State Tobacco Securitization Corp. California Revenue	3.293%	6/1/2042	4,645	3,531
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	7,110	6,301
	Grand Parkway Transportation Corp. Texas System Toll Revenue	5.184%	10/1/2042	5,645	5,602
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	28,900	19,516
	Houston TX GO	6.290%	3/1/2032	11,310	12,073
	Illinois GO	5.100%	6/1/2033	190,499	192,719
	Illinois Toll Highway Authority Revenue	6.184%	1/1/2034	29,200	31,106
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	4.433%	1/1/2033	10,120	10,173
	JobsOhio Beverage System OH Statewide Liquor Profits Revenue	2.833%	1/1/2038	5,480	4,532
	Kansas Development Finance Authority Revenue	4.927%	4/15/2045	7,745	7,397
[9]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	15,140	10,346
[8]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.501%	5/1/2034	50,000	52,301
	Louisiana Local Government Environmental Facilities & Community Development Authority System Restoration Taxable Bonds Revenue	5.198%	12/1/2039	21,505	21,792
	Louisville & Jefferson County KY Metropolitan Sewer District Sewer & Drainage System Revenue	6.250%	5/15/2043	19,000	19,706
	Maryland Economic Development Corp. Revenue (Prince George's County Public Schools)	5.433%	5/31/2056	12,445	11,751
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	1.753%	8/15/2030	27,675	25,273
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.715%	8/15/2039	22,105	22,908
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/2040	16,520	14,121
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	2.950%	5/15/2043	21,350	16,246
	Massachusetts SO Revenue	4.110%	7/15/2031	3,905	3,907
	Michigan Finance Authority Revenue (Trinity Health Credit Group)	3.084%	12/1/2034	11,320	10,316
	New Jersey Turnpike Authority Revenue	7.414%	1/1/2040	30,285	36,361
	New York City NY GO	4.610%	9/1/2037	29,690	28,743
	New York City NY GO	5.094%	10/1/2049	19,215	18,124
	New York City NY GO	5.114%	10/1/2054	9,070	8,477
	New York City NY GO	5.935%	2/1/2055	4,840	4,897
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/2026	960	970
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/2040	17,390	18,900
	New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	7.336%	11/15/2039	9,530	11,181
	New York Metropolitan Transportation Authority Revenue (Green Bond)	5.175%	11/15/2049	2,425	2,160
	North Texas Tollway Authority System Revenue	6.718%	1/1/2049	11,035	12,096
[8]	Oregon School Boards Association GO	5.528%	6/30/2028	26,106	26,747
[9]	Oregon State University General Revenue	3.424%	3/1/2060	28,000	19,065
[10]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	66,810	71,076
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	40	42
	Port Authority of New York & New Jersey Revenue	5.072%	7/15/2053	34,900	32,537
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	44,055	36,739
	Port Authority of New York & New Jersey Revenue	4.810%	10/15/2065	21,985	19,601
	Riverside CA Pension Obligation Bonds Revenue	3.857%	6/1/2045	8,775	7,417
	Riverside County CA Pension Obligation Bonds Revenue	3.818%	2/15/2038	9,585	8,907
	Rutgers State University New Jersey Revenue	3.270%	5/1/2043	9,510	7,560
	Sales Tax Securitization Corp. Illinois Revenue	3.238%	1/1/2042	34,905	28,327
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/2035	12,031	12,362
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	10,694	10,916
	University of California Regents Medical Center Pooled Revenue	4.132%	5/15/2032	17,265	17,060
	University of California Regents Medical Center Pooled Revenue	6.548%	5/15/2048	9,465	10,054
	University of California Regents Medical Center Pooled Revenue	6.583%	5/15/2049	15,150	16,080
	University of California Regents Medical Center Pooled Revenue	3.006%	5/15/2050	15,445	9,849
	University of California Regents Medical Center Pooled Revenue	4.563%	5/15/2053	46,830	39,314
	University of California Regents Medical Center Pooled Revenue	3.256%	5/15/2060	26,520	16,566
	University of California Revenue	1.316%	5/15/2027	7,470	7,169
	University of California Revenue	1.614%	5/15/2030	16,140	14,568
	University of California Revenue	3.931%	5/15/2045	22,370	20,219
	University of Michigan Revenue	2.562%	4/1/2050	32,056	19,773
	University of Michigan Revenue	3.504%	4/1/2052	7,445	5,453
	University of Minnesota Revenue	4.048%	4/1/2052	25,160	19,957
Total Taxable Municipal Bonds (Cost $1,670,001)					1,531,119

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (1.0%)
Money Market Fund (0.0%)
[11,12]	Vanguard Market Liquidity Fund	4.362%		668,519	66,845
			Maturity Date	Face Amount ($000)
Repurchase Agreements (1.0%)
	Bank of America Securities, LLC (Dated 8/29/2025, Repurchase Value $100,048, collateralized by U.S. Treasury Obligations 0.000%–6.750%, 9/30/2025–8/15/2046, with a value of $102,000)	4.330%	9/2/2025	100,000	100,000
	Bank of America Securities, LLC (Dated 8/29/2025, Repurchase Value $25,612, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 5/1/2036–2/1/2055, with a value of $26,112)	4.340%	9/2/2025	25,600	25,600
	Bank of America Securities, LLC (Dated 8/29/2025, Repurchase Value $80,039, collateralized by U.S. Government Agency Obligations 7.000%, 1/1/2054–4/1/2055, with a value of $81,601)	4.350%	9/2/2025	80,000	80,000
	Citigroup Global Markets Inc. (Dated 8/29/2025, Repurchase Value $146,570, collateralized by U.S. Treasury Obligations 4.000%–4.250%, 5/31/2030–5/15/2035, with a value of $149,430)	4.330%	9/2/2025	146,500	146,500
	Credit Agricole Securities (Dated 8/29/2025, Repurchase Value $18,109, collateralized by U.S. Treasury Obligations 3.875%, 6/15/2028, with a value of $18,462)	4.330%	9/2/2025	18,100	18,100
	Deutsche Bank Securities, Inc. (Dated 8/29/2025, Repurchase Value $182,988, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–6.500%, 10/14/2025–9/1/2055, with a value of $186,558)	4.340%	9/2/2025	182,900	182,900
	HSBC Bank USA (Dated 8/29/2025, Repurchase Value $93,545, collateralized by U.S. Treasury Obligations 2.375%–3.750%, 3/31/2027–2/15/2055, with a value of $95,370)	4.330%	9/2/2025	93,500	93,500
	HSBC Bank USA (Dated 8/29/2025, Repurchase Value $165,880, collateralized by U.S. Government Agency Obligations 1.500%–7.000%, 2/1/2027–8/1/2055, with a value of $169,116)	4.340%	9/2/2025	165,800	165,800
	JP Morgan Securities, LLC (Dated 8/29/2025, Repurchase Value $55,026, collateralized by U.S. Treasury Obligations 0.000%–6.000%, 10/31/2025–7/31/2026, with a value of $56,100)	4.330%	9/2/2025	55,000	55,000
	Nomura International plc (Dated 8/29/2025, Repurchase Value $35,017, collateralized by U.S. Treasury Obligations 0.500%–3.875%, 3/31/2027–4/30/2027, with a value of $35,700)	4.330%	9/2/2025	35,000	35,000
	Nomura International plc (Dated 8/29/2025, Repurchase Value $5,102, collateralized by U.S. Treasury Obligations 2.375%–3.625%, 10/15/2028–2/15/2047, with a value of $5,202)	4.330%	9/2/2025	5,100	5,100
	RBC Capital Markets LLC (Dated 8/29/2025, Repurchase Value $25,612, collateralized by U.S. Treasury and Government Agency Obligations 2.000%–4.000%, 12/15/2027–1/1/2051, with a value of $26,112)	4.340%	9/2/2025	25,600	25,600
	Societe Generale (Dated 8/29/2025, Repurchase Value $108,652, collateralized by U.S. Treasury Obligations 3.375%, 8/15/2042, with a value of $110,772)	4.330%	9/2/2025	108,600	108,600
	TD Securities (USA) LLC (Dated 8/29/2025, Repurchase Value $39,319, collateralized by U.S. Government Agency Obligations 4.000%–6.500%, 10/1/2048–7/1/2055, with a value of $40,086)	4.340%	9/2/2025	39,300	39,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 8/29/2025, Repurchase Value $55,327, collateralized by U.S. Government Agency Obligations 2.000%–6.500%, 6/1/2034–8/1/2055, with a value of $56,406)	4.340%	9/2/2025	55,300	55,300
				1,136,300
Total Temporary Cash Investments (Cost $1,203,142)				1,203,145
Total Investments (99.4%) (Cost $85,648,413)				116,344,913
Other Assets and Liabilities—Net (0.6%)				756,958
Net Assets (100%)				117,101,871
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,841.
2	Securities with a value of $3,233 have been segregated as initial margin for recently closed futures contracts.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $8,024,340, representing 6.9% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
12	Collateral of $1,961 was received for securities on loan.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SO—Special Obligation.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Goldman Sachs Group Inc.	5/10/2026	CITNA	204,894	(4.338)	8,130	—
Goldman Sachs Group Inc.	5/5/2028	JPMC	265,775	(4.343)	6,885	—
					15,015	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
F.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open futures contracts at August 31, 2025.
G.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
The fund had no open forward currency contracts at August 31, 2025.
H.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
I.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	73,346,498	3,708,841	—	77,055,339
U.S. Government and Agency Obligations	—	8,789,620	—	8,789,620
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,154,002	—	1,154,002
Corporate Bonds	—	25,919,770	—	25,919,770
Sovereign Bonds	—	691,918	—	691,918
Taxable Municipal Bonds	—	1,531,119	—	1,531,119
Temporary Cash Investments	66,845	1,136,300	—	1,203,145
Total	73,413,343	42,931,570	—	116,344,913

Derivative Financial Instruments
Assets
Swap Contracts	—	15,015	—	15,015